UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9805

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 88.6%

COMMON STOCKS - 88.6%

Aerospace & Defense - 2.2%
BWX Technologies, Inc.(a)	300	11,511
Huntington Ingalls Industries, Inc.(a)	64	9,819
L-3 Communications Holdings, Inc.(a)	72	10,853
Northrop Grumman Corp.	50	10,697
Raytheon Co.	80	10,890
		53,770
Automobiles - 0.5%
Thor Industries, Inc.	130	11,011

Banks - 0.4%
Popular, Inc.(a)	270	10,319

Beverages - 0.9%
Constellation Brands, Inc., Class A	70	11,654
Molson Coors Brewing Co., Class B	98	10,761
		22,415
Biotechnology - 0.4%
TESARO, Inc.*	106	10,625

Building Products - 0.9%
A.O. Smith Corp.(a)	118	11,657
Lennox International, Inc.(a)	70	10,992
		22,649
Capital Markets - 1.8%
MarketAxess Holdings, Inc.(a)	68	11,260
MSCI, Inc.(a)	128	10,745
Nasdaq, Inc.(a)	156	10,536
S&P Global, Inc.	86	10,884
		43,425
Chemicals - 1.4%
Albemarle Corp.(a)	132	11,285
Cabot Corp.(a)	202	10,587
Scotts Miracle-Gro Co. (The), Class A	128	10,658
		32,530
Commercial Services & Supplies - 1.4%
Copart, Inc.*(a)	218	11,676
Republic Services, Inc.	216	10,897
Waste Management, Inc.	168	10,712
		33,285
Communications Equipment - 0.9%
Finisar Corp.*	358	10,668
InterDigital, Inc.	134	10,613
		21,281
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.*(a)	206	10,654

Containers & Packaging - 1.4%
Avery Dennison Corp.(a)	142	11,046
Berry Plastics Group, Inc.*(a)	234	10,261
Sonoco Products Co.	216	11,411
		32,718
Distributors - 0.4%
Pool Corp.	108	10,208

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	254	10,315
Verizon Communications, Inc.	214	11,124
		21,439
Electric Utilities - 0.9%
Alliant Energy Corp.(a)	280	10,727
IDACORP, Inc.(a)	136	10,646
		21,373
Electrical Equipment - 0.5%
Acuity Brands, Inc.(a)	42	11,113

Electronic Equipment, Instruments & Components - 3.1%
Belden, Inc.(a)	144	9,935
Cognex Corp.(a)	212	11,206
Corning, Inc.(a)	468	11,068
Dolby Laboratories, Inc., Class A(a)	196	10,641
Littelfuse, Inc.(a)	88	11,335
Trimble Navigation Ltd.*	388	11,081
Universal Display Corp.*	194	10,769
		76,035
Energy Equipment & Services - 0.9%
Patterson-UTI Energy, Inc.	474	10,603
US Silica Holdings, Inc.	228	10,616
		21,219
Equity Real Estate Investment Trusts (REITs) - 16.0%
American Campus Communities, Inc.(a)	204	10,377
American Homes 4 Rent, Class A(a)	510	11,036
Brandywine Realty Trust(a)	660	10,309
Communications Sales & Leasing, Inc.(a)	358	11,245
Corporate Office Properties Trust	370	10,490
CyrusOne, Inc.	224	10,656
DCT Industrial Trust, Inc.(a)	220	10,681
Digital Realty Trust, Inc.(a)	110	10,683
Douglas Emmett, Inc.(a)	290	10,623
Duke Realty Corp.(a)	384	10,495
DuPont Fabros Technology, Inc.(a)	230	9,487
Education Realty Trust, Inc.	248	10,699
EPR Properties(a)	132	10,394
Equinix, Inc.(a)	30	10,807
Equity LifeStyle Properties, Inc.(a)	134	10,342
Healthcare Realty Trust, Inc.(a)	304	10,354
Healthcare Trust of America, Inc., Class A(a)	324	10,569
Highwoods Properties, Inc.(a)	198	10,320
Iron Mountain, Inc.(a)	268	10,058
Kimco Realty Corp.(a)	344	9,959
Lexington Realty Trust(a)	1,016	10,465
Liberty Property Trust(a)	258	10,410
Mack-Cali Realty Corp.(a)	390	10,616
Medical Properties Trust, Inc.(a)	700	10,339

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
National Retail Properties, Inc.	208	10,577
Physicians Realty Trust, Inc.	490	10,555
Piedmont Office Realty Trust, Inc., Class A	504	10,972
Prologis, Inc.	202	10,815
Realty Income Corp.	154	10,307
Regency Centers Corp.	130	10,074
Senior Housing Properties Trust	496	11,264
Spirit Realty Capital, Inc.	810	10,797
Tanger Factory Outlet Centers, Inc.	264	10,285
Urban Edge Properties	370	10,412
Ventas, Inc.	146	10,312
VEREIT, Inc.	1,000	10,370
Washington REIT	322	10,021
		388,175
Food & Staples Retailing - 0.4%
Sysco Corp.	212	10,390

Food Products - 2.7%
B&G Foods, Inc.(a)	212	10,426
Hormel Foods Corp.(a)	296	11,227
Ingredion, Inc.(a)	82	10,911
JM Smucker Co. (The)	72	9,759
Lancaster Colony Corp.(a)	84	11,096
Tyson Foods, Inc., Class A	150	11,200
		64,619
Gas Utilities - 1.7%
Atmos Energy Corp.(a)	138	10,277
ONE Gas, Inc.	170	10,513
Southwest Gas Corp.	150	10,479
UGI Corp.	234	10,586
		41,855
Health Care Equipment & Supplies - 6.2%
ABIOMED, Inc.*(a)	82	10,543
Align Technology, Inc.*(a)	124	11,625
Baxter International, Inc.(a)	230	10,948
Becton, Dickinson and Co.(a)	62	11,143
Boston Scientific Corp.*(a)	452	10,757
Edwards Lifesciences Corp.*(a)	96	11,574
IDEXX Laboratories, Inc.*(a)	94	10,597
Intuitive Surgical, Inc.*(a)	14	10,148
NuVasive, Inc.*	160	10,666
ResMed, Inc.	158	10,237
Stryker Corp.	94	10,942
Teleflex, Inc.	62	10,419
West Pharmaceutical Services, Inc.	136	10,132
Zimmer Biomet Holdings, Inc.	82	10,662
		150,393
Health Care Providers & Services - 1.8%
Henry Schein, Inc.*(a)	66	10,757
Quest Diagnostics, Inc.	126	10,663
VCA, Inc.*	154	10,777
WellCare Health Plans, Inc.*	94	11,006
		43,203
Health Care Technology - 0.4%
Veeva Systems, Inc., Class A*	258	10,650

Hotels, Restaurants & Leisure - 3.1%
Domino's Pizza, Inc.(a)	74	11,237
Jack in the Box, Inc.	110	10,553
Las Vegas Sands Corp.	186	10,703
McDonald's Corp.(a)	98	11,305
Six Flags Entertainment Corp.	206	11,044
Vail Resorts, Inc.(a)	66	10,354
Wynn Resorts Ltd.	108	10,521
		75,717
Household Durables - 0.9%
Garmin Ltd.(a)	216	10,392
Tupperware Brands Corp.	162	10,590
		20,982
Household Products - 0.9%
Procter & Gamble Co. (The)	118	10,591
Spectrum Brands Holdings, Inc.	80	11,015
		21,606
Industrial Conglomerates - 0.4%
General Electric Co.(a)	356	10,545

Insurance - 2.3%
Chubb Ltd.(a)	92	11,560
Cincinnati Financial Corp.(a)	148	11,162
Marsh & McLennan Cos., Inc.(a)	174	11,701
Primerica, Inc.	186	9,864
RLI Corp.	150	10,254
		54,541
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*(a)	12	10,048
Groupon, Inc.*(a)	1,986	10,228
		20,276
Internet Software & Services - 1.0%
Facebook, Inc., Class A*(a)	88	11,288
Yelp, Inc.*	276	11,509
		22,797
IT Services - 3.1%
Broadridge Financial Solutions, Inc.(a)	154	10,440
Computer Sciences Corp.(a)	202	10,546
Global Payments, Inc.(a)	146	11,207
Jack Henry & Associates, Inc.(a)	124	10,608
Leidos Holdings, Inc.(a)	264	11,426
Paychex, Inc.	186	10,764
Science Applications International Corp.	154	10,683
		75,674
Leisure Products - 0.4%
Mattel, Inc.(a)	332	10,053

Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc.*	26	10,916

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Waters Corp.*	68	10,777
		21,693
Machinery - 3.1%
CLARCOR, Inc.	164	10,660
Illinois Tool Works, Inc.(a)	90	10,785
Nordson Corp.(a)	108	10,760
Oshkosh Corp.	196	10,976
Toro Co. (The)	240	11,241
Woodward, Inc.	170	10,622
Xylem, Inc.	208	10,910
		75,954
Media - 1.8%
Cable One, Inc.(a)	18	10,512
Charter Communications, Inc.*(a)	40	10,799
Liberty Broadband Corp.*(a)	156	11,151
Omnicom Group, Inc.	124	10,540
		43,002
Metals & Mining - 1.7%
Newmont Mining Corp.(a)	250	9,822
Royal Gold, Inc.	144	11,150
Steel Dynamics, Inc.	412	10,296
Worthington Industries, Inc.	222	10,663
		41,931
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Chimera Investment Corp.(a)	662	10,559

Multi-Utilities - 1.9%
Black Hills Corp.(a)	186	11,387
MDU Resources Group, Inc.(a)	458	11,651
NiSource, Inc.(a)	452	10,898
SCANA Corp.	148	10,711
		44,647
Oil, Gas & Consumable Fuels - 4.5%
Cimarex Energy Co.	80	10,750
Concho Resources, Inc.*(a)	78	10,713
Diamondback Energy, Inc.*(a)	112	10,812
Newfield Exploration Co.*(a)	256	11,126
ONEOK, Inc.	226	11,614
Parsley Energy, Inc., Class A*	318	10,656
Pioneer Natural Resources Co.	60	11,139
QEP Resources, Inc.	560	10,937
Spectra Energy Corp.	246	10,517
WPX Energy, Inc.*	790	10,420
		108,684
Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	166	10,754

Pharmaceuticals - 0.4%
Johnson & Johnson(a)	90	10,632

Professional Services - 1.8%
Dun & Bradstreet Corp. (The)(a)	78	10,657
Equifax, Inc.(a)	84	11,305
IHS Markit Ltd.*(a)	286	10,739
Nielsen Holdings plc(a)	216	11,571
		44,272
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc.*(a)	1,436	9,923
Applied Materials, Inc.(a)	356	10,733
Broadcom Ltd.(a)	60	10,351
Cirrus Logic, Inc.*	200	10,630
Intel Corp.(a)	296	11,174
Lam Research Corp.(a)	114	10,797
Microchip Technology, Inc.(a)	172	10,688
NVIDIA Corp.	154	10,552
Texas Instruments, Inc.	158	11,089
Xilinx, Inc.	196	10,651
		106,588
Software - 2.3%
Activision Blizzard, Inc.(a)	256	11,341
Fair Isaac Corp.(a)	86	10,715
Microsoft Corp.(a)	196	11,290
Symantec Corp.	442	11,094
Take-Two Interactive Software, Inc.*	244	10,999
		55,439
Specialty Retail - 2.2%
Burlington Stores, Inc.*(a)	130	10,533
Dick's Sporting Goods, Inc.	188	10,663
Murphy USA, Inc.*(a)	144	10,276
Ross Stores, Inc.	178	11,445
Ulta Salon Cosmetics & Fragrance, Inc.*	42	9,995
		52,912
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.(a)	288	10,529

Tobacco - 0.4%
Philip Morris International, Inc.	108	10,500

Water Utilities - 0.4%
American Water Works Co., Inc.(a)	142	10,627

TOTAL COMMON STOCKS (Cost $1,977,775)		2,146,268

TOTAL LONG POSITIONS (Cost $1,977,775)		2,146,268

SHORT POSITIONS - (86.6)%

COMMON STOCKS - (86.1)%

Aerospace & Defense - (1.7)%
B/E Aerospace, Inc.	(204)	(10,539)
Esterline Technologies Corp.*	(136)	(10,341)
Hexcel Corp.	(232)	(10,278)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A*	(228)	(10,155)
		(41,313)
Airlines - (0.9)%
JetBlue Airways Corp.*	(658)	(11,344)
Spirit Airlines, Inc.*	(254)	(10,803)
		(22,147)
Auto Components - (1.4)%
BorgWarner, Inc.	(330)	(11,609)
Dana, Inc.	(674)	(10,508)
Delphi Automotive plc	(162)	(11,554)
		(33,671)
Automobiles - (0.4)%
Harley-Davidson, Inc.	(206)	(10,834)

Banks - (5.2)%
Bank of America Corp.	(650)	(10,172)
Bank of the Ozarks, Inc.	(268)	(10,291)
BankUnited, Inc.	(328)	(9,906)
CIT Group, Inc.	(316)	(11,471)
Citigroup, Inc.	(220)	(10,391)
Citizens Financial Group, Inc.	(426)	(10,526)
East West Bancorp, Inc.	(284)	(10,426)
Huntington Bancshares, Inc.	(1,062)	(10,471)
KeyCorp	(838)	(10,198)
Signature Bank*	(86)	(10,187)
SVB Financial Group*	(94)	(10,391)
Wells Fargo & Co.	(234)	(10,362)
		(124,792)
Biotechnology - (3.9)%
Alkermes plc*	(220)	(10,347)
Alnylam Pharmaceuticals, Inc.*	(162)	(10,980)
Bluebird Bio, Inc.*	(154)	(10,438)
Incyte Corp.*	(112)	(10,560)
Ionis Pharmaceuticals, Inc.*	(284)	(10,406)
Juno Therapeutics, Inc.*	(344)	(10,323)
Ultragenyx Pharmaceutical, Inc.*	(158)	(11,209)
United Therapeutics Corp.*	(90)	(10,627)
Vertex Pharmaceuticals, Inc.*	(114)	(9,942)
		(94,832)
Building Products - (0.9)%
Armstrong World Industries, Inc.*	(258)	(10,661)
USG Corp.*	(384)	(9,926)
		(20,587)
Capital Markets - (5.8)%
Affiliated Managers Group, Inc.*	(74)	(10,708)
Ameriprise Financial, Inc.	(114)	(11,374)
Franklin Resources, Inc.	(304)	(10,813)
Goldman Sachs Group, Inc. (The)	(68)	(10,966)
Invesco Ltd.	(336)	(10,507)
Janus Capital Group, Inc.	(726)	(10,171)
Legg Mason, Inc.	(322)	(10,781)
LPL Financial Holdings, Inc.	(354)	(10,588)
Morgan Stanley	(326)	(10,452)
NorthStar Asset Management Group, Inc.	(836)	(10,809)
SEI Investments Co.	(230)	(10,490)
State Street Corp.	(166)	(11,559)
Stifel Financial Corp.*	(266)	(10,228)
		(139,446)
Chemicals - (2.1)%
CF Industries Holdings, Inc.	(404)	(9,837)
LyondellBasell Industries NV, Class A	(130)	(10,486)
Mosaic Co. (The)	(426)	(10,420)
Platform Specialty Products Corp.*	(1,194)	(9,683)
Westlake Chemical Corp.	(202)	(10,807)
		(51,233)
Commercial Services & Supplies - (1.3)%
Clean Harbors, Inc.*	(220)	(10,556)
Pitney Bowes, Inc.	(580)	(10,533)
Stericycle, Inc.*	(124)	(9,937)
		(31,026)
Communications Equipment - (2.2)%
Brocade Communications Systems, Inc.	(1,140)	(10,522)
Ciena Corp.*	(488)	(10,638)
Juniper Networks, Inc.	(454)	(10,923)
NetScout Systems, Inc.*	(354)	(10,355)
Palo Alto Networks, Inc.*	(66)	(10,516)
		(52,954)
Construction & Engineering - (0.4)%
Chicago Bridge & Iron Co. NV	(346)	(9,698)

Construction Materials - (0.4)%
Eagle Materials, Inc.	(136)	(10,513)

Consumer Finance - (2.2)%
Ally Financial, Inc.	(526)	(10,241)
American Express Co.	(170)	(10,887)
Capital One Financial Corp.	(146)	(10,487)
SLM Corp.*	(1,524)	(11,384)
Synchrony Financial	(394)	(11,032)
		(54,031)
Containers & Packaging - (2.2)%
Graphic Packaging Holding Co.	(730)	(10,213)
Owens-Illinois, Inc.*	(586)	(10,776)
Sealed Air Corp.	(222)	(10,172)
Silgan Holdings, Inc.	(216)	(10,927)
WestRock Co.	(220)	(10,666)
		(52,754)
Diversified Consumer Services - (0.4)%
H&R Block, Inc.	(460)	(10,649)

Diversified Financial Services - (0.9)%
Leucadia National Corp.	(600)	(11,424)
Voya Financial, Inc.	(360)	(10,375)
		(21,799)
Diversified Telecommunication Services - (0.8)%
Frontier Communications Corp.	(2,280)	(9,485)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
SBA Communications Corp., Class A*	(96)	(10,767)
		(20,252)
Electric Utilities - (1.7)%
Exelon Corp.	(314)	(10,453)
FirstEnergy Corp.	(314)	(10,387)
Great Plains Energy, Inc.	(384)	(10,480)
Hawaiian Electric Industries, Inc.	(352)	(10,507)
		(41,827)
Electrical Equipment - (1.3)%
AMETEK, Inc.	(214)	(10,225)
Regal Beloit Corp.	(180)	(10,708)
Sensata Technologies Holding NV*	(288)	(11,169)
		(32,102)
Electronic Equipment, Instruments & Components - (0.9)%
Keysight Technologies, Inc.*	(332)	(10,521)
Zebra Technologies Corp., Class A*	(150)	(10,442)
		(20,963)
Energy Equipment & Services - (1.3)%
Ensco plc, Class A	(1,238)	(10,523)
Transocean Ltd.*	(990)	(10,554)
Weatherford International plc*	(1,918)	(10,779)
		(31,856)
Equity Real Estate Investment Trusts (REITs) - (1.2)%
CBL & Associates Properties, Inc.	(860)	(10,441)
LaSalle Hotel Properties	(398)	(9,500)
RLJ Lodging Trust	(462)	(9,716)
		(29,657)
Food Products - (1.3)%
Bunge Ltd.	(166)	(9,832)
Flowers Foods, Inc.	(706)	(10,675)
Hain Celestial Group, Inc. (The)*	(286)	(10,176)
		(30,683)
Gas Utilities - (0.4)%
National Fuel Gas Co.	(194)	(10,490)

Health Care Providers & Services - (3.0)%
Acadia Healthcare Co., Inc.*	(204)	(10,108)
AmerisourceBergen Corp.	(130)	(10,501)
Brookdale Senior Living, Inc.*	(594)	(10,365)
LifePoint Health, Inc.*	(186)	(11,017)
Molina Healthcare, Inc.*	(196)	(11,431)
Team Health Holdings, Inc.*	(312)	(10,159)
Tenet Healthcare Corp.*	(440)	(9,970)
		(73,551)
Health Care Technology - (0.4)%
athenahealth, Inc.*	(86)	(10,846)

Hotels, Restaurants & Leisure - (1.8)%
Buffalo Wild Wings, Inc.*	(74)	(10,415)
Chipotle Mexican Grill, Inc.*	(26)	(11,011)
Norwegian Cruise Line Holdings Ltd.*	(292)	(11,008)
Royal Caribbean Cruises Ltd.	(138)	(10,343)
		(42,777)
Household Durables - (1.3)%
CalAtlantic Group, Inc.	(288)	(9,631)
Harman International Industries, Inc.	(132)	(11,147)
Toll Brothers, Inc.*	(338)	(10,093)
		(30,871)
Independent Power and Renewable Electricity Producers - (0.9)%
Calpine Corp.*	(808)	(10,213)
NRG Energy, Inc.	(938)	(10,515)
		(20,728)
Insurance - (2.7)%
AmTrust Financial Services, Inc.	(398)	(10,678)
CNO Financial Group, Inc.	(694)	(10,597)
Hartford Financial Services Group, Inc. (The)	(256)	(10,962)
Lincoln National Corp.	(218)	(10,242)
MetLife, Inc.	(256)	(11,374)
XL Group Ltd.	(312)	(10,493)
		(64,346)
Internet & Direct Marketing Retail - (0.8)%
Liberty Interactive Corp. QVC Group, Class A*	(498)	(9,965)
TripAdvisor, Inc.*	(158)	(9,982)
		(19,947)
Internet Software & Services - (1.7)%
Akamai Technologies, Inc.*	(192)	(10,174)
IAC/InterActiveCorp	(168)	(10,495)
Pandora Media, Inc.*	(746)	(10,690)
Twitter, Inc.*	(452)	(10,419)
		(41,778)
IT Services - (1.7)%
Alliance Data Systems Corp.*	(48)	(10,297)
Cognizant Technology Solutions Corp., Class A*	(222)	(10,592)
MAXIMUS, Inc.	(186)	(10,520)
Xerox Corp.	(1,084)	(10,981)
		(42,390)
Machinery - (2.3)%
Allison Transmission Holdings, Inc.	(378)	(10,841)
Colfax Corp.*	(334)	(10,498)
Trinity Industries, Inc.	(474)	(11,461)
WABCO Holdings, Inc.*	(98)	(11,126)
Wabtec Corp.	(136)	(11,104)
		(55,030)
Marine - (0.4)%
Kirby Corp.*	(172)	(10,692)

Media - (2.2)%
AMC Networks, Inc., Class A*	(196)	(10,164)
DISH Network Corp., Class A*	(192)	(10,518)
Liberty Global plc, Series C*	(344)	(11,366)
Liberty Global plc LiLAC, Class C*	(368)	(10,322)
Lions Gate Entertainment Corp.	(520)	(10,395)
		(52,765)
Metals & Mining - (0.9)%
Compass Minerals International, Inc.	(140)	(10,318)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Freeport-McMoRan, Inc.	(946)	(10,274)
		(20,592)
Multiline Retail - (0.9)%
Macy's, Inc.	(306)	(11,337)
Nordstrom, Inc.	(202)	(10,480)
		(21,817)
Multi-Utilities - (1.3)%
Dominion Resources, Inc.	(140)	(10,398)
Public Service Enterprise Group, Inc.	(246)	(10,300)
Sempra Energy	(98)	(10,504)
		(31,202)
Oil, Gas & Consumable Fuels - (3.1)%
Cheniere Energy, Inc.*	(260)	(11,336)
HollyFrontier Corp.	(408)	(9,996)
Kinder Morgan, Inc.	(486)	(11,241)
Targa Resources Corp.	(212)	(10,411)
Western Refining, Inc.	(420)	(11,113)
Whiting Petroleum Corp.*	(1,194)	(10,436)
Williams Cos., Inc. (The)	(340)	(10,448)
		(74,981)
Personal Products - (0.5)%
Edgewell Personal Care Co.*	(140)	(11,133)

Pharmaceuticals - (2.2)%
Akorn, Inc.*	(390)	(10,631)
Endo International plc*	(508)	(10,236)
Horizon Pharma plc*	(566)	(10,261)
Perrigo Co. plc	(120)	(11,080)
Valeant Pharmaceuticals International, Inc.*	(412)	(10,115)
		(52,323)
Professional Services - (0.9)%
ManpowerGroup, Inc.	(156)	(11,272)
Robert Half International, Inc.	(274)	(10,374)
		(21,646)
Real Estate Management & Development - (1.7)%
CBRE Group, Inc., Class A*	(350)	(9,793)
Howard Hughes Corp. (The)*	(92)	(10,534)
Jones Lang LaSalle, Inc.	(90)	(10,241)
Realogy Holdings Corp.	(404)	(10,448)
		(41,016)
Road & Rail - (1.7)%
Avis Budget Group, Inc.*	(300)	(10,263)
Genesee & Wyoming, Inc., Class A*	(152)	(10,480)
Hertz Global Holdings, Inc.*	(266)	(10,683)
Ryder System, Inc.	(166)	(10,948)
		(42,374)
Semiconductors & Semiconductor Equipment - (1.3)%
Cavium, Inc.*	(188)	(10,941)
First Solar, Inc.*	(268)	(10,583)
Skyworks Solutions, Inc.	(140)	(10,660)
		(32,184)
Software - (2.6)%
FireEye, Inc.*	(738)	(10,871)
Fortinet, Inc.*	(290)	(10,710)
Mobileye NV*	(246)	(10,472)
Nuance Communications, Inc.*	(720)	(10,440)
Tableau Software, Inc., Class A*	(194)	(10,722)
Verint Systems, Inc.*	(278)	(10,461)
		(63,676)
Specialty Retail - (2.9)%
AutoNation, Inc.*	(206)	(10,034)
Bed Bath & Beyond, Inc.	(244)	(10,519)
GameStop Corp., Class A	(356)	(9,822)
Gap, Inc. (The)	(428)	(9,519)
Signet Jewelers Ltd.	(142)	(10,583)
Staples, Inc.	(1,176)	(10,055)
Williams-Sonoma, Inc.	(204)	(10,420)
		(70,952)
Technology Hardware, Storage & Peripherals - (0.9)%
Seagate Technology plc	(274)	(10,563)
Western Digital Corp.	(178)	(10,407)
		(20,970)
Textiles, Apparel & Luxury Goods - (2.6)%
Columbia Sportswear Co.	(184)	(10,440)
Hanesbrands, Inc.	(416)	(10,504)
PVH Corp.	(98)	(10,829)
Ralph Lauren Corp.	(112)	(11,328)
Skechers U.S.A., Inc., Class A*	(456)	(10,442)
Under Armour, Inc., Class A*	(270)	(10,444)
		(63,987)
Thrifts & Mortgage Finance - (1.3)%
MGIC Investment Corp.*	(1,292)	(10,336)
New York Community Bancorp, Inc.	(692)	(9,847)
Radian Group, Inc.	(764)	(10,352)
		(30,535)
Trading Companies & Distributors - (0.9)%
Air Lease Corp.	(380)	(10,860)
HD Supply Holdings, Inc.*	(328)	(10,490)
		(21,350)
TOTAL COMMON STOCKS (Proceeds $(2,214,513))		(2,086,568)

MASTER LIMITED PARTNERSHIP - (0.5)%

Capital Markets - (0.5)%
Lazard Ltd. Class A (Proceeds $(10,900))	(310)	(11,272)

TOTAL SHORT POSITIONS (Proceeds $(2,225,413))		(2,097,840)

Total Investments - 2.0% (Cost $(247,638))		48,428
Other Assets Less Liabilities - 98.0%		2,375,054
Net assets - 100.0%		2,423,482

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,153,081.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,215
Aggregate gross unrealized depreciation	(98,648)
Net unrealized appreciation	$277,567
Federal income tax cost of investments	$(229,139)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
261,674	USD	10/04/2017	Morgan Stanley	0.95%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$40,025
(297,166)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	(0.07)%	(33,184)
						$6,841

(1)

A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 85.3%

COMMON STOCKS - 85.3%

Aerospace & Defense - 0.8%
Spirit AeroSystems Holdings, Inc., Class A*	112	4,988
Textron, Inc.	126	5,009
		9,997
Air Freight & Logistics - 0.5%
FedEx Corp.(a)	34	5,939

Airlines - 3.1%
Alaska Air Group, Inc.(a)	78	5,137
American Airlines Group, Inc.(a)	141	5,162
Delta Air Lines, Inc.(a)	139	5,471
JetBlue Airways Corp.*(a)	296	5,103
Southwest Airlines Co.	140	5,445
Spirit Airlines, Inc.*	130	5,529
United Continental Holdings, Inc.*	107	5,614
		37,461
Auto Components - 3.1%
Autoliv, Inc.(a)	48	5,126
BorgWarner, Inc.(a)	151	5,312
Dana, Inc.(a)	369	5,753
Gentex Corp.(a)	285	5,005
Goodyear Tire & Rubber Co. (The)(a)	187	6,040
Lear Corp.	45	5,455
Tenneco, Inc.*	90	5,244
		37,935
Automobiles - 1.2%
Ford Motor Co.(a)	404	4,877
General Motors Co.(a)	160	5,083
Harley-Davidson, Inc.(a)	95	4,996
		14,956
Banks - 6.0%
Bank of America Corp.(a)	319	4,992
BB&T Corp.(a)	136	5,130
CIT Group, Inc.(a)	140	5,082
Citigroup, Inc.(a)	114	5,384
Citizens Financial Group, Inc.(a)	208	5,140
Fifth Third Bancorp(a)	267	5,463
Huntington Bancshares, Inc.(a)	531	5,236
JPMorgan Chase & Co.(a)	82	5,461
KeyCorp(a)	416	5,063
PNC Financial Services Group, Inc. (The)	59	5,315
Popular, Inc.(a)	131	5,007
Regions Financial Corp.	515	5,083
SunTrust Banks, Inc.	119	5,212
Umpqua Holdings Corp.	327	4,921
		72,489
Biotechnology - 0.8%
Gilead Sciences, Inc.(a)	64	5,064
United Therapeutics Corp.*	42	4,959
		10,023
Building Products - 0.4%
Owens Corning	94	5,019

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)(a)	33	5,322
Morgan Stanley	175	5,610
		10,932
Chemicals - 1.2%
Eastman Chemical Co.(a)	72	4,873
Huntsman Corp.(a)	298	4,848
Olin Corp.	253	5,192
		14,913
Commercial Services & Supplies - 0.4%
R.R. Donnelley & Sons Co.	300	4,716

Communications Equipment - 1.8%
ARRIS International plc*(a)	182	5,156
Brocade Communications Systems, Inc.(a)	553	5,104
Cisco Systems, Inc.(a)	176	5,583
Juniper Networks, Inc.(a)	222	5,341
		21,184
Construction & Engineering - 1.7%
AECOM*(a)	167	4,965
Chicago Bridge & Iron Co. NV(a)	171	4,793
Fluor Corp.(a)	94	4,824
Quanta Services, Inc.*	197	5,514
		20,096
Consumer Finance - 1.3%
Ally Financial, Inc.(a)	258	5,023
Capital One Financial Corp.(a)	73	5,244
Navient Corp.	357	5,166
		15,433
Containers & Packaging - 1.3%
International Paper Co.(a)	106	5,086
Owens-Illinois, Inc.*	269	4,947
WestRock Co.	107	5,187
		15,220
Diversified Financial Services - 0.4%
Voya Financial, Inc.	177	5,101

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	116	4,711
CenturyLink, Inc.(a)	185	5,074
		9,785
Electric Utilities - 3.2%
Duke Energy Corp.(a)	59	4,722
Entergy Corp.(a)	62	4,757
Exelon Corp.(a)	139	4,627
FirstEnergy Corp.(a)	145	4,797
Great Plains Energy, Inc.(a)	172	4,694
Hawaiian Electric Industries, Inc.(a)	162	4,836
OGE Energy Corp.	154	4,869
Portland General Electric Co.	115	4,898
		38,200
Electrical Equipment - 0.8%
Eaton Corp. plc(a)	77	5,060

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Regal Beloit Corp.	86	5,116
		10,176
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc.*(a)	82	5,246
Avnet, Inc.(a)	134	5,502
Belden, Inc.(a)	68	4,691
Corning, Inc.(a)	226	5,345
Jabil Circuit, Inc.(a)	247	5,389
SYNNEX Corp.	46	5,249
		31,422
Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.(a)	280	4,931
Ensco plc, Class A(a)	677	5,754
Transocean Ltd.*	530	5,650
		16,335
Food & Staples Retailing - 0.4%
United Natural Foods, Inc.*	129	5,165

Food Products - 1.2%
Darling Ingredients, Inc.*(a)	348	4,701
Flowers Foods, Inc.(a)	346	5,232
Tyson Foods, Inc., Class A	68	5,078
		15,011
Health Care Providers & Services - 5.4%
Acadia Healthcare Co., Inc.*	104	5,153
Aetna, Inc.(a)	41	4,733
Amsurg Corp.*(a)	79	5,297
Anthem, Inc.(a)	39	4,887
DaVita, Inc.*(a)	79	5,220
Express Scripts Holding Co.*(a)	67	4,726
HealthSouth Corp.(a)	117	4,747
Laboratory Corp. of America Holdings*	36	4,949
LifePoint Health, Inc.*	91	5,390
Molina Healthcare, Inc.*	88	5,132
Tenet Healthcare Corp.*	215	4,872
Universal Health Services, Inc., Class B	43	5,298
WellCare Health Plans, Inc.*	47	5,503
		65,907
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.(a)	111	5,419
Norwegian Cruise Line Holdings Ltd.*	143	5,391
Royal Caribbean Cruises Ltd.	73	5,472
		16,282
Household Durables - 0.8%
Toll Brothers, Inc.*	165	4,927
Whirlpool Corp.	29	4,703
		9,630
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp.(a)	407	5,230
NRG Energy, Inc.	462	5,179
		10,409
Insurance - 7.3%
American International Group, Inc.(a)	92	5,459
Aspen Insurance Holdings Ltd.(a)	109	5,078
Assured Guaranty Ltd.(a)	199	5,522
Axis Capital Holdings Ltd.(a)	91	4,944
CNO Financial Group, Inc.(a)	317	4,841
Endurance Specialty Holdings Ltd.(a)	75	4,909
Everest Re Group Ltd.	29	5,509
Hanover Insurance Group, Inc. (The)	68	5,129
Hartford Financial Services Group, Inc. (The)(a)	120	5,138
Lincoln National Corp.	115	5,403
MetLife, Inc.	123	5,465
Principal Financial Group, Inc.	108	5,563
Prudential Financial, Inc.	67	5,471
Reinsurance Group of America, Inc.	48	5,181
Unum Group	145	5,120
Validus Holdings Ltd.	104	5,181
XL Group Ltd.	150	5,044
		88,957
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group, Class A*	260	5,203

Internet Software & Services - 0.4%
j2 Global, Inc.	78	5,196

IT Services - 2.2%
CACI International, Inc., Class A*(a)	57	5,751
Convergys Corp.(a)	172	5,232
Leidos Holdings, Inc.	120	5,194
Teradata Corp.*	160	4,960
Xerox Corp.	499	5,055
		26,192
Leisure Products - 0.5%
Brunswick Corp.(a)	112	5,463

Machinery - 2.3%
Allison Transmission Holdings, Inc.(a)	191	5,478
Colfax Corp.*(a)	173	5,437
PACCAR, Inc.	93	5,467
Timken Co. (The)	166	5,833
Trinity Industries, Inc.	218	5,271
		27,486
Marine - 0.5%
Kirby Corp.*(a)	91	5,657

Media - 1.2%
Liberty SiriusXM Group*	143	4,778
TEGNA, Inc.	254	5,552
Viacom, Inc., Class B	121	4,610
		14,940
Metals & Mining - 1.2%
Reliance Steel & Aluminum Co.	64	4,610
Steel Dynamics, Inc.	208	5,198
United States Steel Corp.	265	4,998
		14,806
Mortgage Real Estate Investment Trusts (REITs) - 3.5%
American Capital Agency Corp.(a)	254	4,963
Annaly Capital Management, Inc.	503	5,281

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Blackstone Mortgage Trust, Inc., Class A(a)	189	5,566
Chimera Investment Corp.(a)	322	5,136
MFA Financial, Inc.	693	5,184
New Residential Investment Corp.	392	5,414
Starwood Property Trust, Inc.	231	5,202
Two Harbors Investment Corp.	627	5,348
		42,094
Multiline Retail - 0.8%
Kohl's Corp.	115	5,031
Macy's, Inc.	141	5,224
		10,255
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	118	4,941

Oil, Gas & Consumable Fuels - 3.4%
HollyFrontier Corp.(a)	198	4,851
Marathon Petroleum Corp.	122	4,952
PBF Energy, Inc., Class A	228	5,162
Phillips 66	69	5,558
Tesoro Corp.	62	4,933
Valero Energy Corp.	92	4,876
Western Refining, Inc.	205	5,424
World Fuel Services Corp.(a)	116	5,366
		41,122
Paper & Forest Products - 0.4%
Domtar Corp.	138	5,124

Pharmaceuticals - 2.0%
Endo International plc*(a)	249	5,017
Horizon Pharma plc*(a)	260	4,714
Mallinckrodt plc*	74	5,164
Mylan NV*	122	4,651
Perrigo Co. plc	55	5,078
		24,624
Professional Services - 0.4%
ManpowerGroup, Inc.	72	5,203

Road & Rail - 2.2%
CSX Corp.(a)	177	5,398
Genesee & Wyoming, Inc., Class A*(a)	76	5,240
Hertz Global Holdings, Inc.*	131	5,261
Norfolk Southern Corp.	59	5,727
Ryder System, Inc.	76	5,012
		26,638
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.(a)	154	5,813
Lam Research Corp.	60	5,683
ON Semiconductor Corp.*	474	5,840
Qorvo, Inc.*	80	4,459
Teradyne, Inc.	245	5,287
		27,082
Software - 0.9%
Mentor Graphics Corp.	214	5,658
Nuance Communications, Inc.*	320	4,640
		10,298
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.(a)	281	5,019
AutoNation, Inc.*(a)	105	5,114
Bed Bath & Beyond, Inc.(a)	112	4,828
Best Buy Co., Inc.(a)	133	5,078
Cabela's, Inc.*(a)	101	5,548
GameStop Corp., Class A(a)	179	4,939
Gap, Inc. (The)(a)	197	4,381
Staples, Inc.	552	4,720
		39,627
Technology Hardware, Storage & Peripherals - 2.2%
Hewlett Packard Enterprise Co.(a)	235	5,346
NCR Corp.*	160	5,151
NetApp, Inc.	148	5,301
Seagate Technology plc	158	6,091
Western Digital Corp.	88	5,145
		27,034
Textiles, Apparel & Luxury Goods - 1.7%
Michael Kors Holdings Ltd.*(a)	102	4,773
PVH Corp.	50	5,525
Ralph Lauren Corp.	51	5,158
Skechers U.S.A., Inc., Class A*	212	4,855
		20,311
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	632	5,056
Radian Group, Inc.	391	5,298
		10,354
Trading Companies & Distributors - 1.3%
Air Lease Corp.(a)	182	5,201
United Rentals, Inc.*	63	4,945
WESCO International, Inc.*	83	5,104
		15,250
TOTAL COMMON STOCKS (Cost $1,066,526)		1,033,593

TOTAL LONG POSITIONS (Cost $1,066,526)		1,033,593

SHORT POSITIONS - (85.2)%

COMMON STOCKS - (85.2)%

Aerospace & Defense - (0.9)%
BWX Technologies, Inc.	(134)	(5,142)
TransDigm Group, Inc.*	(18)	(5,204)
		(10,346)
Beverages - (0.9)%
Brown-Forman Corp., Class B	(109)	(5,171)
Monster Beverage Corp.*	(35)	(5,138)
		(10,309)
Biotechnology - (6.3)%
ACADIA Pharmaceuticals, Inc.*	(160)	(5,090)
Agios Pharmaceuticals, Inc.*	(97)	(5,124)
Alkermes plc*	(110)	(5,173)
Alnylam Pharmaceuticals, Inc.*	(75)	(5,084)
BioMarin Pharmaceutical, Inc.*	(56)	(5,181)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Incyte Corp.*	(55)	(5,186)
Intercept Pharmaceuticals, Inc.*	(31)	(5,102)
Ionis Pharmaceuticals, Inc.*	(140)	(5,130)
Kite Pharma, Inc.*	(91)	(5,083)
Neurocrine Biosciences, Inc.*	(100)	(5,064)
Radius Health, Inc.*	(94)	(5,084)
Seattle Genetics, Inc.*	(96)	(5,185)
TESARO, Inc.*	(51)	(5,112)
Ultragenyx Pharmaceutical, Inc.*	(72)	(5,108)
Vertex Pharmaceuticals, Inc.*	(59)	(5,145)
		(76,851)
Building Products - (2.1)%
A.O. Smith Corp.	(52)	(5,137)
Allegion plc	(75)	(5,168)
Armstrong World Industries, Inc.*	(126)	(5,206)
Lennox International, Inc.	(33)	(5,182)
Masco Corp.	(151)	(5,181)
		(25,874)
Capital Markets - (3.0)%
CBOE Holdings, Inc.	(79)	(5,123)
FactSet Research Systems, Inc.	(32)	(5,187)
MarketAxess Holdings, Inc.	(31)	(5,133)
Moody's Corp.	(48)	(5,198)
MSCI, Inc.	(62)	(5,204)
S&P Global, Inc.	(41)	(5,189)
SEI Investments Co.	(113)	(5,154)
		(36,188)
Chemicals - (2.6)%
Ecolab, Inc.	(42)	(5,112)
International Flavors & Fragrances, Inc.	(36)	(5,147)
NewMarket Corp.	(12)	(5,152)
Scotts Miracle-Gro Co. (The), Class A	(62)	(5,163)
Sensient Technologies Corp.	(68)	(5,154)
Sherwin-Williams Co. (The)	(19)	(5,257)
		(30,985)
Commercial Services & Supplies - (1.3)%
Cintas Corp.	(46)	(5,179)
Copart, Inc.*	(96)	(5,142)
Rollins, Inc.	(178)	(5,212)
		(15,533)
Communications Equipment - (0.4)%
Palo Alto Networks, Inc.*	(32)	(5,099)

Construction Materials - (0.4)%
Vulcan Materials Co.	(45)	(5,118)

Distributors - (0.4)%
Pool Corp.	(55)	(5,199)

Diversified Telecommunication Services - (0.4)%
SBA Communications Corp., Class A*	(46)	(5,159)

Electric Utilities - (0.4)%
Alliant Energy Corp.	(134)	(5,134)

Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(20)	(5,292)

Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(80)	(5,194)
Cognex Corp.	(97)	(5,127)
Universal Display Corp.*	(95)	(5,273)
		(15,594)
Energy Equipment & Services - (1.3)%
Core Laboratories NV	(46)	(5,167)
Halliburton Co.	(115)	(5,162)
US Silica Holdings, Inc.	(111)	(5,168)
		(15,497)
Equity Real Estate Investment Trusts (REITs) - (15.7)%
American Tower Corp.	(45)	(5,100)
Apartment Investment & Management Co., Class A	(112)	(5,142)
Boston Properties, Inc.	(38)	(5,179)
Brixmor Property Group, Inc.	(185)	(5,141)
Communications Sales & Leasing, Inc.	(163)	(5,120)
Crown Castle International Corp.	(55)	(5,182)
CubeSmart	(189)	(5,152)
CyrusOne, Inc.	(109)	(5,185)
DCT Industrial Trust, Inc.	(106)	(5,146)
Digital Realty Trust, Inc.	(53)	(5,147)
Douglas Emmett, Inc.	(141)	(5,165)
Duke Realty Corp.	(188)	(5,138)
DuPont Fabros Technology, Inc.	(124)	(5,115)
Equinix, Inc.	(14)	(5,043)
Equity LifeStyle Properties, Inc.	(66)	(5,094)
Essex Property Trust, Inc.	(23)	(5,122)
Extra Space Storage, Inc.	(65)	(5,162)
Federal Realty Investment Trust	(33)	(5,080)
General Growth Properties, Inc.	(187)	(5,161)
Healthcare Realty Trust, Inc.	(151)	(5,143)
Healthcare Trust of America, Inc., Class A	(157)	(5,121)
Iron Mountain, Inc.	(137)	(5,142)
Lamar Advertising Co., Class A	(79)	(5,159)
Macerich Co. (The)	(64)	(5,176)
Public Storage	(23)	(5,132)
Rayonier, Inc.	(193)	(5,122)
Realty Income Corp.	(77)	(5,154)
Regency Centers Corp.	(66)	(5,114)
Simon Property Group, Inc.	(25)	(5,175)
Sun Communities, Inc.	(65)	(5,101)
Tanger Factory Outlet Centers, Inc.	(132)	(5,143)
Taubman Centers, Inc.	(69)	(5,134)
UDR, Inc.	(143)	(5,147)
Urban Edge Properties	(183)	(5,150)
Vornado Realty Trust	(51)	(5,162)
Washington REIT	(166)	(5,166)
Weingarten Realty Investors	(132)	(5,145)
		(190,160)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Food & Staples Retailing - (0.9)%
Costco Wholesale Corp.	(34)	(5,185)
Sysco Corp.	(106)	(5,195)
		(10,380)
Food Products - (1.7)%
Hershey Co. (The)	(54)	(5,162)
Lancaster Colony Corp.	(39)	(5,151)
McCormick & Co., Inc. (Non-Voting)	(52)	(5,196)
Mead Johnson Nutrition Co.	(65)	(5,136)
		(20,645)
Gas Utilities - (1.7)%
Atmos Energy Corp.	(69)	(5,139)
New Jersey Resources Corp.	(157)	(5,159)
UGI Corp.	(114)	(5,157)
WGL Holdings, Inc.	(82)	(5,141)
		(20,596)
Health Care Equipment & Supplies - (1.7)%
ABIOMED, Inc.*	(40)	(5,143)
DexCom, Inc.*	(59)	(5,172)
Edwards Lifesciences Corp.*	(43)	(5,184)
IDEXX Laboratories, Inc.*	(46)	(5,186)
		(20,685)
Health Care Technology - (1.3)%
athenahealth, Inc.*	(41)	(5,171)
Medidata Solutions, Inc.*	(94)	(5,241)
Veeva Systems, Inc., Class A*	(125)	(5,160)
		(15,572)
Hotels, Restaurants & Leisure - (3.4)%
Chipotle Mexican Grill, Inc.*	(12)	(5,082)
Choice Hotels International, Inc.	(115)	(5,184)
Domino's Pizza, Inc.	(34)	(5,163)
Dunkin' Brands Group, Inc.	(100)	(5,208)
McDonald's Corp.	(45)	(5,191)
Panera Bread Co., Class A*	(27)	(5,258)
Starbucks Corp.	(95)	(5,143)
Yum! Brands, Inc.	(57)	(5,176)
		(41,405)
Household Products - (1.7)%
Church & Dwight Co., Inc.	(108)	(5,175)
Clorox Co. (The)	(41)	(5,132)
Colgate-Palmolive Co.	(70)	(5,190)
Energizer Holdings, Inc.	(104)	(5,196)
		(20,693)
Industrial Conglomerates - (0.4)%
3M Co.	(29)	(5,111)

Insurance - (0.4)%
RLI Corp.	(76)	(5,195)

Internet & Direct Marketing Retail - (2.6)%
Amazon.com, Inc.*	(6)	(5,024)
Groupon, Inc.*	(1,003)	(5,165)
Liberty Ventures, Series A*	(129)	(5,143)
Netflix, Inc.*	(52)	(5,125)
Priceline Group, Inc. (The)*	(4)	(5,886)
TripAdvisor, Inc.*	(81)	(5,118)
		(31,461)
Internet Software & Services - (1.3)%
CoStar Group, Inc.*	(24)	(5,197)
Facebook, Inc., Class A*	(40)	(5,131)
Pandora Media, Inc.*	(359)	(5,144)
		(15,472)
IT Services - (4.7)%
Accenture plc, Class A	(42)	(5,131)
Automatic Data Processing, Inc.	(59)	(5,204)
Broadridge Financial Solutions, Inc.	(77)	(5,220)
Fiserv, Inc.*	(52)	(5,173)
FleetCor Technologies, Inc.*	(30)	(5,212)
Gartner, Inc.*	(58)	(5,130)
Jack Henry & Associates, Inc.	(60)	(5,133)
MasterCard, Inc., Class A	(51)	(5,190)
MAXIMUS, Inc.	(91)	(5,147)
Paychex, Inc.	(89)	(5,150)
Visa, Inc., Class A	(63)	(5,210)
		(56,900)
Life Sciences Tools & Services - (0.9)%
Illumina, Inc.*	(29)	(5,268)
Mettler-Toledo International, Inc.*	(12)	(5,038)
		(10,306)
Machinery - (3.0)%
Donaldson Co., Inc.	(138)	(5,152)
Graco, Inc.	(70)	(5,180)
IDEX Corp.	(55)	(5,146)
Manitowoc Foodservice, Inc.*	(318)	(5,158)
Middleby Corp. (The)*	(42)	(5,192)
Nordson Corp.	(52)	(5,181)
Toro Co. (The)	(110)	(5,152)
		(36,161)
Media - (0.8)%
Lions Gate Entertainment Corp.	(256)	(5,118)
Sirius XM Holdings, Inc.*	(1,236)	(5,154)
		(10,272)
Metals & Mining - (0.8)%
Compass Minerals International, Inc.	(70)	(5,159)
Royal Gold, Inc.	(66)	(5,110)
		(10,269)
Multi-Utilities - (1.3)%
CMS Energy Corp.	(123)	(5,167)
Dominion Resources, Inc.	(69)	(5,125)
Sempra Energy	(48)	(5,145)
		(15,437)
Oil, Gas & Consumable Fuels - (3.8)%
Cabot Oil & Gas Corp.	(202)	(5,212)
Cheniere Energy, Inc.*	(121)	(5,276)
Chesapeake Energy Corp.*	(823)	(5,160)
Cimarex Energy Co.	(38)	(5,106)
Concho Resources, Inc.*	(38)	(5,219)
Diamondback Energy, Inc.*	(52)	(5,020)
EOG Resources, Inc.	(53)	(5,126)
Occidental Petroleum Corp.	(71)	(5,177)
Pioneer Natural Resources Co.	(28)	(5,198)
		(46,494)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(58)	(5,137)

Professional Services - (0.8)%
Equifax, Inc.	(38)	(5,114)
Verisk Analytics, Inc.*	(63)	(5,121)
		(10,235)
Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc.*	(750)	(5,182)
Cavium, Inc.*	(89)	(5,180)
		(10,362)
Software - (6.0)%
Autodesk, Inc.*	(72)	(5,208)
Blackbaud, Inc.	(79)	(5,241)
CDK Global, Inc.	(90)	(5,162)
Guidewire Software, Inc.*	(88)	(5,278)
Manhattan Associates, Inc.*	(89)	(5,128)
Proofpoint, Inc.*	(70)	(5,239)
salesforce.com, Inc.*	(72)	(5,136)
ServiceNow, Inc.*	(65)	(5,145)
Splunk, Inc.*	(89)	(5,223)
Tableau Software, Inc., Class A*	(94)	(5,195)
Take-Two Interactive Software, Inc.*	(115)	(5,184)
Tyler Technologies, Inc.*	(30)	(5,137)
Ultimate Software Group, Inc. (The)*	(25)	(5,110)
Workday, Inc., Class A*	(56)	(5,135)
		(72,521)
Specialty Retail - (2.6)%
Burlington Stores, Inc.*	(64)	(5,185)
Home Depot, Inc. (The)	(40)	(5,147)
O'Reilly Automotive, Inc.*	(18)	(5,042)
Ross Stores, Inc.	(80)	(5,144)
TJX Cos., Inc. (The)	(69)	(5,160)
Ulta Salon Cosmetics & Fragrance, Inc.*	(22)	(5,236)
		(30,914)
Textiles, Apparel & Luxury Goods - (1.7)%
Kate Spade & Co.*	(297)	(5,088)
lululemon athletica, Inc.*	(84)	(5,122)
NIKE, Inc., Class B	(98)	(5,160)
Under Armour, Inc., Class A*	(133)	(5,144)
		(20,514)
Tobacco - (0.9)%
Altria Group, Inc.	(82)	(5,185)
Philip Morris International, Inc.	(53)	(5,153)
		(10,338)
Trading Companies & Distributors - (0.4)%
Fastenal Co.	(124)	(5,181)

Water Utilities - (0.9)%
American Water Works Co., Inc.	(69)	(5,164)
Aqua America, Inc.	(168)	(5,121)
		(10,285)
Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.*	(110)	(5,139)

TOTAL COMMON STOCKS (Proceeds $(996,057))		(1,032,018)

TOTAL SHORT POSITIONS (Proceeds $(996,057))		(1,032,018)

Total Investments - 0.1% (Cost $70,469)		1,575
Other Assets Less Liabilities - 99.9%		1,209,727
Net assets - 100.0%		1,211,302

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $978,015.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,032
Aggregate gross unrealized depreciation	(229,672)
Net unrealized depreciation	$(157,640)
Federal income tax cost of investments	$159,215

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
156,607	USD	10/04/2017	Morgan Stanley	0.95%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high ‘‘value’’ rankings(1))	$21,340
(154,475)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low "value" rankings(1))	0.28%	(22,922)
						$(1,582)

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 84.8%

COMMON STOCKS - 84.8%

Aerospace & Defense - 0.9%
Esterline Technologies Corp.*(a)	120	9,125
Teledyne Technologies, Inc.*	94	10,145
		19,270
Airlines - 0.8%
Allegiant Travel Co.(a)	68	8,981
Spirit Airlines, Inc.*	214	9,101
		18,082
Auto Components - 1.7%
Dana, Inc.(a)	590	9,198
Gentex Corp.(a)	526	9,236
Tenneco, Inc.*	158	9,207
Visteon Corp.	138	9,889
		37,530
Automobiles - 0.4%
Thor Industries, Inc.	108	9,148

Banks - 5.6%
Associated Banc-Corp.(a)	466	9,129
Bank of Hawaii Corp.(a)	136	9,876
BankUnited, Inc.(a)	310	9,362
First Horizon National Corp.(a)	600	9,138
FNB Corp.(a)	740	9,102
IBERIABANK Corp.(a)	134	8,994
Popular, Inc.(a)	234	8,944
Prosperity Bancshares, Inc.	178	9,771
TCF Financial Corp.	690	10,012
UMB Financial Corp.	152	9,036
Umpqua Holdings Corp.	610	9,181
United Bankshares, Inc.	242	9,116
Webster Financial Corp.	240	9,122
		120,783
Biotechnology - 1.3%
Intrexon Corp.*	324	9,079
Kite Pharma, Inc.*	164	9,161
Ultragenyx Pharmaceutical, Inc.*	128	9,080
		27,320
Building Products - 0.4%
Armstrong World Industries, Inc.*(a)	232	9,586

Capital Markets - 1.2%
Federated Investors, Inc., Class B(a)	288	8,534
Janus Capital Group, Inc.(a)	636	8,910
Stifel Financial Corp.*	234	8,997
		26,441
Chemicals - 1.7%
Cabot Corp.(a)	176	9,224
Platform Specialty Products Corp.*	1,036	8,402
PolyOne Corp.	260	8,791
Sensient Technologies Corp.	130	9,854
		36,271
Commercial Services & Supplies - 2.5%
Clean Harbors, Inc.*(a)	180	8,636
Covanta Holding Corp.(a)	620	9,542
Deluxe Corp.(a)	142	9,489
Healthcare Services Group, Inc.(a)	224	8,866
Pitney Bowes, Inc.	516	9,371
R.R. Donnelley & Sons Co.	570	8,960
		54,864
Communications Equipment - 0.9%
Ciena Corp.*(a)	428	9,330
NetScout Systems, Inc.*	336	9,828
		19,158
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV(a)	308	8,633
EMCOR Group, Inc.(a)	166	9,897
Valmont Industries, Inc.	66	8,882
		27,412
Consumer Finance - 0.4%
SLM Corp.*	1,242	9,278

Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	508	9,342
Silgan Holdings, Inc.	184	9,309
		18,651
Distributors - 0.4%
Pool Corp.	90	8,507

Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B(a)	20	9,627

Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.(a)	2,006	8,345

Electric Utilities - 1.7%
ALLETE, Inc.(a)	142	8,466
IDACORP, Inc.(a)	114	8,924
PNM Resources, Inc.	292	9,554
Portland General Electric Co.	208	8,859
		35,803
Electrical Equipment - 1.3%
EnerSys(a)	130	8,995
Generac Holdings, Inc.*(a)	250	9,075
Regal Beloit Corp.	152	9,042
		27,112
Electronic Equipment, Instruments & Components - 2.1%
Belden, Inc.(a)	126	8,693
Littelfuse, Inc.(a)	72	9,274
National Instruments Corp.	324	9,202
Tech Data Corp.*	108	9,149
Zebra Technologies Corp., Class A*	132	9,188
		45,506
Energy Equipment & Services - 3.4%
Diamond Offshore Drilling, Inc.(a)	502	8,840
Dril-Quip, Inc.*(a)	158	8,807
Ensco plc, Class A(a)	1,078	9,163
Nabors Industries Ltd.	752	9,144

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Oceaneering International, Inc.	350	9,628
Patterson-UTI Energy, Inc.	410	9,172
Superior Energy Services, Inc.	514	9,201
Transocean Ltd.*	868	9,253
		73,208
Equity Real Estate Investment Trusts (REITs) - 7.2%
Brandywine Realty Trust(a)	592	9,247
Care Capital Properties, Inc.(a)	312	8,892
Columbia Property Trust, Inc.(a)	382	8,553
DuPont Fabros Technology, Inc.(a)	216	8,910
First Industrial Realty Trust, Inc.	326	9,200
Healthcare Realty Trust, Inc.(a)	262	8,924
LaSalle Hotel Properties(a)	380	9,071
Medical Properties Trust, Inc.	634	9,364
Outfront Media, Inc.	408	9,649
Pebblebrook Hotel Trust	346	9,204
Piedmont Office Realty Trust, Inc., Class A	426	9,274
Rayonier, Inc.	360	9,554
RLJ Lodging Trust	436	9,169
Ryman Hospitality Properties, Inc.	190	9,150
Sunstone Hotel Investors, Inc.	716	9,158
Tanger Factory Outlet Centers, Inc.	228	8,883
Urban Edge Properties	308	8,667
		154,869
Food Products - 1.3%
B&G Foods, Inc.(a)	192	9,443
Flowers Foods, Inc.(a)	622	9,405
Lancaster Colony Corp.(a)	72	9,510
		28,358
Gas Utilities - 1.2%
New Jersey Resources Corp.	274	9,004
Southwest Gas Corp.	132	9,221
WGL Holdings, Inc.	138	8,653
		26,878
Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc.(a)	156	9,669
NuVasive, Inc.*	138	9,199
		18,868
Health Care Providers & Services - 3.0%
Brookdale Senior Living, Inc.*(a)	504	8,795
HealthSouth Corp.(a)	226	9,169
LifePoint Health, Inc.*	160	9,477
Molina Healthcare, Inc.*	172	10,031
Owens & Minor, Inc.	260	9,030
Team Health Holdings, Inc.*	276	8,986
Tenet Healthcare Corp.*	386	8,747
		64,235
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	730	9,614
Medidata Solutions, Inc.*	174	9,702
		19,316
Hotels, Restaurants & Leisure - 3.0%
Brinker International, Inc.(a)	172	8,674
Buffalo Wild Wings, Inc.*(a)	66	9,289
Cheesecake Factory, Inc. (The)(a)	184	9,211
Choice Hotels International, Inc.(a)	190	8,565
Cracker Barrel Old Country Store, Inc.	70	9,256
Jack in the Box, Inc.(a)	94	9,018
Wendy's Co. (The)	914	9,871
		63,884
Household Durables - 0.9%
Tempur Sealy International, Inc.*	166	9,419
Tupperware Brands Corp.	140	9,152
		18,571
Household Products - 0.4%
Energizer Holdings, Inc.(a)	180	8,993

Insurance - 2.1%
Allied World Assurance Co. Holdings AG(a)	228	9,216
Aspen Insurance Holdings Ltd.(a)	190	8,852
CNO Financial Group, Inc.(a)	608	9,284
ProAssurance Corp.	182	9,551
RLI Corp.	130	8,887
		45,790
Internet & Direct Marketing Retail - 0.8%
Groupon, Inc.*(a)	1,726	8,889
HSN, Inc.(a)	220	8,756
		17,645
Internet Software & Services - 0.9%
j2 Global, Inc.(a)	134	8,926
Pandora Media, Inc.*	684	9,801
		18,727
IT Services - 1.7%
Convergys Corp.(a)	304	9,248
CoreLogic, Inc.*(a)	238	9,334
EPAM Systems, Inc.*	132	9,149
First Data Corp., Class A*(a)	664	8,738
		36,469
Leisure Products - 0.9%
Brunswick Corp.(a)	194	9,463
Vista Outdoor, Inc.*	232	9,248
		18,711
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A*(a)	56	9,174
PAREXEL International Corp.*	134	9,306
		18,480
Machinery - 3.4%
CLARCOR, Inc.(a)	140	9,100
Colfax Corp.*	292	9,178
Crane Co.(a)	144	9,073
ITT, Inc.(a)	254	9,103
Terex Corp.	384	9,757
Timken Co. (The)	262	9,207
Trinity Industries, Inc.	404	9,769
Woodward, Inc.	146	9,122
		74,309
Marine - 0.4%
Kirby Corp.*(a)	150	9,324

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Media - 2.8%
AMC Networks, Inc., Class A*(a)	170	8,816
Cable One, Inc.(a)	16	9,344
John Wiley & Sons, Inc., Class A(a)	162	8,361
Lions Gate Entertainment Corp.	424	8,476
Madison Square Garden Co. (The), Class A*	54	9,148
Regal Entertainment Group, Class A	394	8,569
Tribune Media Co., Class A	244	8,911
		61,625
Metals & Mining - 0.8%
Compass Minerals International, Inc.(a)	120	8,844
United States Steel Corp.	476	8,977
		17,821
Mortgage Real Estate Investment Trusts (REITs) - 2.1%
Blackstone Mortgage Trust, Inc., Class A(a)	312	9,188
Chimera Investment Corp.(a)	586	9,347
MFA Financial, Inc.	1,238	9,260
New Residential Investment Corp.	684	9,446
Two Harbors Investment Corp.	1,068	9,110
		46,351
Multiline Retail - 0.4%
J.C. Penney Co., Inc.*(a)	1,030	9,497

Multi-Utilities - 0.8%
Black Hills Corp.(a)	154	9,428
NorthWestern Corp.	150	8,629
		18,057
Oil, Gas & Consumable Fuels - 2.2%
Gulfport Energy Corp.*	328	9,266
PBF Energy, Inc., Class A	422	9,554
SM Energy Co.	246	9,491
Western Refining, Inc.	370	9,790
World Fuel Services Corp.(a)	196	9,067
		47,168
Paper & Forest Products - 0.4%
Domtar Corp.	236	8,763

Personal Products - 0.8%
Edgewell Personal Care Co.*(a)	108	8,588
Nu Skin Enterprises, Inc., Class A	142	9,199
		17,787
Pharmaceuticals - 1.7%
Akorn, Inc.*(a)	344	9,378
Catalent, Inc.*(a)	356	9,199
Horizon Pharma plc*(a)	480	8,702
Impax Laboratories, Inc.*(a)	382	9,053
		36,332
Road & Rail - 1.3%
Avis Budget Group, Inc.*	266	9,100
Landstar System, Inc.	138	9,395
Ryder System, Inc.	142	9,365
		27,860
Semiconductors & Semiconductor Equipment - 2.7%
Cavium, Inc.*(a)	166	9,661
Cirrus Logic, Inc.*	172	9,142
Cree, Inc.*(a)	384	9,876
Cypress Semiconductor Corp.(a)	798	9,704
Integrated Device Technology, Inc.*(a)	400	9,240
Synaptics, Inc.*	172	10,076
		57,699
Software - 3.8%
ACI Worldwide, Inc.*(a)	450	8,721
Aspen Technology, Inc.*(a)	196	9,171
Blackbaud, Inc.(a)	138	9,155
FireEye, Inc.*(a)	650	9,574
Mentor Graphics Corp.	346	9,148
Proofpoint, Inc.*	122	9,132
Tableau Software, Inc., Class A*(a)	164	9,064
Take-Two Interactive Software, Inc.*	212	9,557
Verint Systems, Inc.*	244	9,182
		82,704
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.(a)	520	9,287
Cabela's, Inc.*(a)	180	9,888
GameStop Corp., Class A(a)	302	8,332
Murphy USA, Inc.*	122	8,706
Urban Outfitters, Inc.*	256	8,837
		45,050
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.(a)	94	8,151
Kate Spade & Co.*(a)	496	8,496
Skechers U.S.A., Inc., Class A*	388	8,885
		25,532
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	1,136	9,088
Radian Group, Inc.	722	9,783
		18,871
Trading Companies & Distributors - 0.8%
Air Lease Corp.(a)	306	8,745
MSC Industrial Direct Co., Inc., Class A	122	8,956
		17,701
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	312	8,480

TOTAL COMMON STOCKS (Cost $1,807,532)		1,832,627

TOTAL LONG POSITIONS (Cost $1,807,532)		1,832,627

SHORT POSITIONS - (84.0)%

COMMON STOCKS - (84.0)%

Aerospace & Defense - (2.6)%
Boeing Co. (The)	(74)	(9,749)
General Dynamics Corp.	(58)	(8,999)
Lockheed Martin Corp.	(38)	(9,109)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Northrop Grumman Corp.	(44)	(9,414)
Raytheon Co.	(66)	(8,985)
United Technologies Corp.	(88)	(8,941)
		(55,197)
Air Freight & Logistics - (0.9)%
FedEx Corp.	(56)	(9,782)
United Parcel Service, Inc., Class B	(82)	(8,968)
		(18,750)
Airlines - (0.4)%
Delta Air Lines, Inc.	(246)	(9,683)

Automobiles - (0.8)%
Ford Motor Co.	(678)	(8,183)
General Motors Co.	(300)	(9,531)
		(17,714)
Banks - (3.4)%
Bank of America Corp.	(562)	(8,795)
BB&T Corp.	(236)	(8,902)
Citigroup, Inc.	(190)	(8,974)
JPMorgan Chase & Co.	(140)	(9,323)
PNC Financial Services Group, Inc. (The)	(110)	(9,910)
SunTrust Banks, Inc.	(220)	(9,636)
U.S. Bancorp	(216)	(9,264)
Wells Fargo & Co.	(202)	(8,944)
		(73,748)
Beverages - (1.6)%
Coca-Cola Co. (The)	(196)	(8,295)
Constellation Brands, Inc., Class A	(54)	(8,990)
Monster Beverage Corp.*	(56)	(8,221)
PepsiCo, Inc.	(84)	(9,137)
		(34,643)
Biotechnology - (2.5)%
AbbVie, Inc.	(146)	(9,208)
Amgen, Inc.	(58)	(9,675)
Biogen, Inc.*	(28)	(8,765)
Celgene Corp.*	(90)	(9,408)
Gilead Sciences, Inc.	(106)	(8,387)
Regeneron Pharmaceuticals, Inc.*	(22)	(8,844)
		(54,287)
Capital Markets - (4.7)%
Bank of New York Mellon Corp. (The)	(218)	(8,694)
BlackRock, Inc.	(26)	(9,424)
Charles Schwab Corp. (The)	(288)	(9,092)
CME Group, Inc.	(84)	(8,780)
Franklin Resources, Inc.	(256)	(9,106)
Goldman Sachs Group, Inc. (The)	(56)	(9,031)
Intercontinental Exchange, Inc.	(32)	(8,620)
Moody's Corp.	(92)	(9,962)
Morgan Stanley	(282)	(9,041)
S&P Global, Inc.	(74)	(9,365)
State Street Corp.	(140)	(9,748)
		(100,863)
Chemicals - (3.3)%
Air Products & Chemicals, Inc.	(58)	(8,720)
Dow Chemical Co. (The)	(184)	(9,537)
Ecolab, Inc.	(80)	(9,738)
LyondellBasell Industries NV, Class A	(114)	(9,195)
Monsanto Co.	(82)	(8,380)
PPG Industries, Inc.	(90)	(9,302)
Praxair, Inc.	(74)	(8,941)
Sherwin-Williams Co. (The)	(30)	(8,300)
		(72,113)
Commercial Services & Supplies - (1.2)%
Johnson Controls International plc	(196)	(9,120)
Republic Services, Inc.	(178)	(8,980)
Waste Management, Inc.	(136)	(8,671)
		(26,771)
Communications Equipment - (0.5)%
Cisco Systems, Inc.	(312)	(9,897)

Consumer Finance - (1.8)%
American Express Co.	(150)	(9,606)
Capital One Financial Corp.	(136)	(9,769)
Discover Financial Services	(164)	(9,274)
Synchrony Financial	(356)	(9,968)
		(38,617)
Containers & Packaging - (0.4)%
International Paper Co.	(200)	(9,596)

Diversified Financial Services - (0.4)%
Berkshire Hathaway, Inc., Class B*	(62)	(8,957)

Diversified Telecommunication Services - (0.8)%
AT&T, Inc.	(206)	(8,366)
Verizon Communications, Inc.	(176)	(9,148)
		(17,514)
Electric Utilities - (2.8)%
American Electric Power Co., Inc.	(128)	(8,219)
Duke Energy Corp.	(114)	(9,124)
Exelon Corp.	(254)	(8,455)
NextEra Energy, Inc.	(68)	(8,318)
PG&E Corp.	(140)	(8,564)
PPL Corp.	(238)	(8,228)
Southern Co. (The)	(180)	(9,234)
		(60,142)
Electrical Equipment - (0.9)%
Eaton Corp. plc	(146)	(9,593)
Emerson Electric Co.	(168)	(9,158)
		(18,751)
Electronic Equipment, Instruments & Components - (1.3)%
Amphenol Corp., Class A	(140)	(9,089)
Corning, Inc.	(380)	(8,987)
TE Connectivity Ltd.	(142)	(9,142)
		(27,218)
Energy Equipment & Services - (0.9)%
Halliburton Co.	(198)	(8,886)
Schlumberger Ltd.	(122)	(9,594)
		(18,480)
Equity Real Estate Investment Trusts (REITs) - (4.5)%
American Tower Corp.	(86)	(9,746)
AvalonBay Communities, Inc.	(52)	(9,248)
Crown Castle International Corp.	(88)	(8,290)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Equity Residential	(136)	(8,749)
General Growth Properties, Inc.	(298)	(8,225)
Prologis, Inc.	(168)	(8,995)
Public Storage	(36)	(8,033)
Simon Property Group, Inc.	(44)	(9,108)
Ventas, Inc.	(122)	(8,617)
Welltower, Inc.	(118)	(8,823)
Weyerhaeuser Co.	(288)	(9,199)
		(97,033)
Food & Staples Retailing - (2.1)%
Costco Wholesale Corp.	(58)	(8,846)
CVS Health Corp.	(98)	(8,721)
Kroger Co. (The)	(302)	(8,963)
Walgreens Boots Alliance, Inc.	(112)	(9,029)
Wal-Mart Stores, Inc.	(134)	(9,664)
		(45,223)
Food Products - (1.7)%
General Mills, Inc.	(142)	(9,071)
Kellogg Co.	(108)	(8,367)
Kraft Heinz Co. (The)	(102)	(9,130)
Mondelez International, Inc., Class A	(216)	(9,482)
		(36,050)
Health Care Equipment & Supplies - (1.6)%
Abbott Laboratories	(204)	(8,627)
Danaher Corp.	(116)	(9,093)
Medtronic plc	(102)	(8,813)
Stryker Corp.	(74)	(8,615)
		(35,148)
Health Care Providers & Services - (2.0)%
Aetna, Inc.	(74)	(8,543)
Cardinal Health, Inc.	(108)	(8,392)
Express Scripts Holding Co.*	(128)	(9,028)
McKesson Corp.	(50)	(8,337)
UnitedHealth Group, Inc.	(68)	(9,520)
		(43,820)
Health Care Technology - (0.4)%
Cerner Corp.*	(154)	(9,509)

Hotels, Restaurants & Leisure - (2.0)%
Carnival Corp.	(184)	(8,983)
Las Vegas Sands Corp.	(158)	(9,091)
McDonald's Corp.	(72)	(8,306)
Starbucks Corp.	(154)	(8,338)
Yum! Brands, Inc.	(100)	(9,081)
		(43,799)
Household Products - (1.3)%
Colgate-Palmolive Co.	(130)	(9,638)
Kimberly-Clark Corp.	(70)	(8,830)
Procter & Gamble Co. (The)	(100)	(8,975)
		(27,443)
Industrial Conglomerates - (1.7)%
3M Co.	(54)	(9,517)
General Electric Co.	(284)	(8,412)
Honeywell International, Inc.	(80)	(9,327)
Roper Technologies, Inc.	(54)	(9,853)
		(37,109)
Insurance - (3.8)%
Aflac, Inc.	(124)	(8,912)
Allstate Corp. (The)	(128)	(8,855)
American International Group, Inc.	(158)	(9,376)
Aon plc	(88)	(9,899)
Chubb Ltd.	(72)	(9,047)
Marsh & McLennan Cos., Inc.	(130)	(8,742)
MetLife, Inc.	(206)	(9,153)
Prudential Financial, Inc.	(114)	(9,308)
Travelers Cos., Inc. (The)	(82)	(9,393)
		(82,685)
Internet & Direct Marketing Retail - (1.2)%
Amazon.com, Inc.*	(10)	(8,373)
Netflix, Inc.*	(96)	(9,461)
Priceline Group, Inc. (The)*	(6)	(8,829)
		(26,663)
Internet Software & Services - (1.7)%
Alphabet, Inc., Class C*	(12)	(9,327)
eBay, Inc.*	(294)	(9,673)
Facebook, Inc., Class A*	(70)	(8,979)
Yahoo!, Inc.*	(212)	(9,137)
		(37,116)
IT Services - (4.3)%
Accenture plc, Class A	(76)	(9,285)
Automatic Data Processing, Inc.	(98)	(8,644)
Cognizant Technology Solutions Corp., Class A*	(192)	(9,160)
Fidelity National Information Services, Inc.	(124)	(9,552)
Fiserv, Inc.*	(86)	(8,554)
International Business Machines Corp.	(60)	(9,531)
MasterCard, Inc., Class A	(96)	(9,770)
Paychex, Inc.	(150)	(8,680)
PayPal Holdings, Inc.*	(236)	(9,669)
Visa, Inc., Class A	(120)	(9,924)
		(92,769)
Life Sciences Tools & Services - (0.4)%
Thermo Fisher Scientific, Inc.	(60)	(9,544)

Machinery - (2.6)%
Caterpillar, Inc.	(110)	(9,765)
Cummins, Inc.	(74)	(9,483)
Deere & Co.	(106)	(9,047)
Illinois Tool Works, Inc.	(80)	(9,587)
Ingersoll-Rand plc	(142)	(9,647)
PACCAR, Inc.	(156)	(9,170)
		(56,699)
Media - (2.1)%
Charter Communications, Inc.*	(34)	(9,179)
Comcast Corp., Class A	(136)	(9,022)
Time Warner, Inc.	(118)	(9,394)
Twenty-First Century Fox, Inc., Class A	(368)	(8,913)
Walt Disney Co. (The)	(94)	(8,729)
		(45,237)
Metals & Mining - (0.4)%
Newmont Mining Corp.	(236)	(9,272)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - (0.4)%
Target Corp.	(132)	(9,066)

Multi-Utilities - (0.8)%
Dominion Resources, Inc.	(122)	(9,061)
Sempra Energy	(86)	(9,218)
		(18,279)
Oil, Gas & Consumable Fuels - (4.7)%
Anadarko Petroleum Corp.	(142)	(8,997)
Chevron Corp.	(90)	(9,263)
ConocoPhillips	(224)	(9,737)
EOG Resources, Inc.	(94)	(9,091)
Exxon Mobil Corp.	(104)	(9,077)
Kinder Morgan, Inc.	(418)	(9,668)
Occidental Petroleum Corp.	(124)	(9,042)
Phillips 66	(120)	(9,666)
Pioneer Natural Resources Co.	(50)	(9,283)
Spectra Energy Corp.	(208)	(8,892)
Valero Energy Corp.	(168)	(8,904)
		(101,620)
Pharmaceuticals - (2.1)%
Bristol-Myers Squibb Co.	(158)	(8,519)
Eli Lilly & Co.	(114)	(9,150)
Johnson & Johnson	(74)	(8,742)
Merck & Co., Inc.	(154)	(9,611)
Pfizer, Inc.	(254)	(8,603)
		(44,625)
Road & Rail - (1.3)%
CSX Corp.	(296)	(9,028)
Norfolk Southern Corp.	(96)	(9,318)
Union Pacific Corp.	(98)	(9,558)
		(27,904)
Semiconductors & Semiconductor Equipment - (2.6)%
Applied Materials, Inc.	(304)	(9,166)
Broadcom Ltd.	(56)	(9,661)
Intel Corp.	(262)	(9,890)
NVIDIA Corp.	(130)	(8,908)
QUALCOMM, Inc.	(130)	(8,905)
Texas Instruments, Inc.	(128)	(8,983)
		(55,513)
Software - (2.1)%
Adobe Systems, Inc.*	(92)	(9,986)
Intuit, Inc.	(80)	(8,801)
Microsoft Corp.	(156)	(8,986)
Oracle Corp.	(218)	(8,563)
salesforce.com, Inc.*	(126)	(8,987)
		(45,323)
Specialty Retail - (1.7)%
Home Depot, Inc. (The)	(70)	(9,008)
Lowe's Cos., Inc.	(126)	(9,098)
O'Reilly Automotive, Inc.*	(32)	(8,963)
TJX Cos., Inc. (The)	(120)	(8,974)
		(36,043)
Technology Hardware, Storage & Peripherals - (1.3)%
Apple, Inc.	(80)	(9,044)
Hewlett Packard Enterprise Co.	(426)	(9,692)
HP, Inc.	(576)	(8,945)
		(27,681)
Textiles, Apparel & Luxury Goods - (0.8)%
NIKE, Inc., Class B	(164)	(8,635)
VF Corp.	(146)	(8,183)
		(16,818)
Tobacco - (1.2)%
Altria Group, Inc.	(130)	(8,220)
Philip Morris International, Inc.	(88)	(8,555)
Reynolds American, Inc.	(178)	(8,393)
		(25,168)
TOTAL COMMON STOCKS (Proceeds $(1,780,813))		(1,816,100)

TOTAL SHORT POSITIONS (Proceeds $(1,780,813))		(1,816,100)

Total Investments - 0.8% (Cost $26,719)		16,527
Other Assets Less Liabilities - 99.2%		2,143,935
Net assets - 100.0%		2,160,462

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $871,515.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,584
Aggregate gross unrealized depreciation	(304,290)
Net unrealized depreciation	$(211,706)
Federal income tax cost of investments	$228,233

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
287,290	USD	10/04/2017	Morgan Stanley	0.95%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(1))	$33,582
(318,632)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	0.28%	(39,647)
						$(6,065)

(1)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 87.8%

COMMON STOCKS - 87.8%

Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.(a)	390	59,834
L-3 Communications Holdings, Inc.	403	60,744
Lockheed Martin Corp.	247	59,211
Northrop Grumman Corp.	286	61,190
Raytheon Co.	442	60,169
Spirit AeroSystems Holdings, Inc., Class A*	1,365	60,797
TransDigm Group, Inc.*	208	60,137
		422,082
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.(a)	858	60,455
Expeditors International of Washington, Inc.(a)	1,170	60,278
United Parcel Service, Inc., Class B	546	59,711
		180,444
Beverages - 1.3%
Constellation Brands, Inc., Class A	364	60,602
Dr. Pepper Snapple Group, Inc.(a)	663	60,539
Molson Coors Brewing Co., Class B	546	59,951
		181,092
Building Products - 0.4%
USG Corp.*	2,340	60,489

Capital Markets - 0.4%
CBOE Holdings, Inc.(a)	923	59,857

Chemicals - 2.2%
Dow Chemical Co. (The)	1,157	59,967
International Flavors & Fragrances, Inc.(a)	416	59,475
NewMarket Corp.	143	61,393
Praxair, Inc.	494	59,690
Scotts Miracle-Gro Co. (The), Class A	728	60,621
		301,146
Commercial Services & Supplies - 1.8%
Cintas Corp.(a)	533	60,016
Republic Services, Inc.	1,196	60,338
Stericycle, Inc.*	754	60,426
Waste Management, Inc.	936	59,679
		240,459
Communications Equipment - 1.3%
F5 Networks, Inc.*(a)	481	59,952
Finisar Corp.*	2,028	60,434
Motorola Solutions, Inc.	793	60,490
		180,876
Containers & Packaging - 1.8%
AptarGroup, Inc.(a)	780	60,380
Avery Dennison Corp.(a)	767	59,665
Graphic Packaging Holding Co.(a)	4,342	60,744
Silgan Holdings, Inc.	1,196	60,506
		241,295
Diversified Consumer Services - 0.9%
H&R Block, Inc.(a)	2,626	60,792
ServiceMaster Global Holdings, Inc.*	1,768	59,546
		120,338
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,469	59,656
Zayo Group Holdings, Inc.*	2,015	59,866
		119,522
Electric Utilities - 2.2%
Duke Energy Corp.(a)	754	60,350
Hawaiian Electric Industries, Inc.(a)	1,989	59,372
NextEra Energy, Inc.	494	60,426
OGE Energy Corp.	1,885	59,604
Xcel Energy, Inc.	1,443	59,365
		299,117
Electronic Equipment, Instruments & Components - 0.9%
FLIR Systems, Inc.(a)	1,911	60,044
Littelfuse, Inc.	468	60,283
		120,327
Energy Equipment & Services - 0.4%
Core Laboratories NV(a)	533	59,872

Equity Real Estate Investment Trusts (REITs) - 13.6%
American Campus Communities, Inc.(a)	1,183	60,179
Apple Hospitality REIT, Inc.(a)	3,237	59,917
AvalonBay Communities, Inc.(a)	338	60,110
Brixmor Property Group, Inc.(a)	2,145	59,610
Crown Castle International Corp.(a)	637	60,012
CubeSmart(a)	2,197	59,890
Digital Realty Trust, Inc.(a)	624	60,603
Equinix, Inc.(a)	169	60,882
Equity LifeStyle Properties, Inc.(a)	767	59,197
Equity Residential(a)	936	60,213
Essex Property Trust, Inc.(a)	273	60,797
Extra Space Storage, Inc.(a)	754	59,875
Federal Realty Investment Trust(a)	390	60,033
Gaming and Leisure Properties, Inc.(a)	1,781	59,574
Healthcare Realty Trust, Inc.(a)	1,755	59,775
Healthcare Trust of America, Inc., Class A(a)	1,820	59,368
Life Storage, Inc.	676	60,123
Mid-America Apartment Communities, Inc.	637	59,872
National Retail Properties, Inc.	1,170	59,495
Omega Healthcare Investors, Inc.	1,664	58,989
Public Storage	273	60,917
Realty Income Corp.	897	60,036
Retail Properties of America, Inc., Class A	3,549	59,623
Senior Housing Properties Trust	2,600	59,046
STORE Capital Corp.	2,015	59,382
Sun Communities, Inc.	754	59,174
Tanger Factory Outlet Centers, Inc.	1,534	59,765

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Taubman Centers, Inc.	806	59,975
UDR, Inc.	1,664	59,887
Ventas, Inc.	845	59,682
Welltower, Inc.(a)	793	59,293
		1,855,294
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.(a)	507	60,916
Sysco Corp.	1,222	59,890
Wal-Mart Stores, Inc.	832	60,004
Whole Foods Market, Inc.	2,106	59,705
		240,515
Food Products - 4.0%
B&G Foods, Inc.(a)	1,235	60,737
Campbell Soup Co.(a)	1,105	60,444
General Mills, Inc.(a)	936	59,792
Hershey Co. (The)(a)	624	59,654
Hormel Foods Corp.(a)	1,586	60,157
Kellogg Co.(a)	767	59,420
Lancaster Colony Corp.(a)	455	60,101
Pinnacle Foods, Inc.	1,196	60,003
Tyson Foods, Inc., Class A	806	60,184
		540,492
Health Care Equipment & Supplies - 4.0%
C.R. Bard, Inc.(a)	273	61,229
Cooper Cos., Inc. (The)(a)	338	60,590
Edwards Lifesciences Corp.*(a)	494	59,557
Hologic, Inc.*(a)	1,547	60,070
Intuitive Surgical, Inc.*(a)	78	56,537
ResMed, Inc.	923	59,801
Stryker Corp.	520	60,533
Teleflex, Inc.	364	61,170
Zimmer Biomet Holdings, Inc.	468	60,849
		540,336
Health Care Providers & Services - 2.7%
Aetna, Inc.(a)	520	60,034
AmerisourceBergen Corp.(a)	741	59,858
Anthem, Inc.(a)	481	60,274
HealthSouth Corp.	1,482	60,125
LifePoint Health, Inc.*	1,027	60,829
Universal Health Services, Inc., Class B	494	60,871
		361,991
Health Care Technology - 0.4%
Cerner Corp.*(a)	975	60,206

Hotels, Restaurants & Leisure - 4.8%
Aramark(a)	1,573	59,821
Brinker International, Inc.(a)	1,196	60,314
Cheesecake Factory, Inc. (The)(a)	1,196	59,872
Chipotle Mexican Grill, Inc.*(a)	143	60,560
Cracker Barrel Old Country Store, Inc.	455	60,160
Darden Restaurants, Inc.(a)	975	59,787
Dunkin' Brands Group, Inc.(a)	1,157	60,256
Jack in the Box, Inc.(a)	624	59,867
Panera Bread Co., Class A*	312	60,753
Texas Roadhouse, Inc.	1,534	59,872
Vail Resorts, Inc.	377	59,144
		660,406
Household Products - 1.8%
Church & Dwight Co., Inc.(a)	1,248	59,804
Clorox Co. (The)(a)	481	60,212
Kimberly-Clark Corp.(a)	481	60,673
Procter & Gamble Co. (The)	663	59,504
		240,193
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.(a)	585	60,003

Insurance - 4.0%
Aon plc(a)	533	59,957
Arch Capital Group Ltd.*(a)	754	59,762
Axis Capital Holdings Ltd.(a)	1,105	60,035
Everest Re Group Ltd.	312	59,271
FNF Group(a)	1,638	60,459
ProAssurance Corp.	1,144	60,037
RenaissanceRe Holdings Ltd.	507	60,921
Validus Holdings Ltd.	1,209	60,232
White Mountains Insurance Group Ltd.	78	64,740
		545,414
Internet Software & Services - 0.9%
eBay, Inc.*(a)	1,820	59,878
Pandora Media, Inc.*	4,173	59,799
		119,677
IT Services - 4.9%
Amdocs Ltd.(a)	1,040	60,164
Booz Allen Hamilton Holding Corp.(a)	1,911	60,407
CACI International, Inc., Class A*(a)	598	60,338
CoreLogic, Inc.*(a)	1,534	60,164
Fidelity National Information Services, Inc.(a)	780	60,083
Gartner, Inc.*(a)	676	59,792
Genpact Ltd.*(a)	2,535	60,713
International Business Machines Corp.(a)	377	59,887
Jack Henry & Associates, Inc.(a)	702	60,056
Science Applications International Corp.	871	60,421
Vantiv, Inc., Class A*	1,079	60,715
		662,740
Leisure Products - 0.4%
Hasbro, Inc.(a)	754	59,815

Life Sciences Tools & Services - 0.4%
Quintiles IMS Holdings, Inc.*	741	60,065

Machinery - 0.4%
Deere & Co.(a)	702	59,916

Media - 1.8%
Cable One, Inc.(a)	104	60,736

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Charter Communications, Inc.*(a)	221	59,664
Liberty Broadband Corp.*	832	59,471
Time Warner, Inc.	754	60,026
		239,897
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	819	60,360
Newmont Mining Corp.	1,521	59,760
Royal Gold, Inc.	767	59,389
		179,509
Mortgage Real Estate Investment Trusts (REITs) - 2.6%
American Capital Agency Corp.(a)	3,081	60,203
Annaly Capital Management, Inc.	5,759	60,469
Chimera Investment Corp.(a)	3,731	59,509
MFA Financial, Inc.	8,008	59,900
Starwood Property Trust, Inc.	2,652	59,723
Two Harbors Investment Corp.	7,007	59,770
		359,574
Multiline Retail - 0.4%
Target Corp.	871	59,820

Multi-Utilities - 2.2%
Black Hills Corp.(a)	975	59,689
CMS Energy Corp.(a)	1,430	60,074
Consolidated Edison, Inc.(a)	793	59,713
SCANA Corp.	832	60,212
WEC Energy Group, Inc.	1,001	59,940
		299,628
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp.*(a)	2,223	59,910
Diamondback Energy, Inc.*(a)	611	58,986
EQT Corp.(a)	832	60,420
Exxon Mobil Corp.	689	60,136
Occidental Petroleum Corp.	819	59,721
Pioneer Natural Resources Co.	325	60,336
Spectra Energy Corp.	1,391	59,465
Tesoro Corp.	754	59,988
Western Refining, Inc.	2,288	60,541
World Fuel Services Corp.(a)	1,300	60,138
		599,641
Pharmaceuticals - 1.8%
Allergan plc*(a)	260	59,881
Eli Lilly & Co.	741	59,473
Perrigo Co. plc	650	60,014
Pfizer, Inc.	1,768	59,882
		239,250
Professional Services - 0.4%
Verisk Analytics, Inc.*	741	60,229

Road & Rail - 0.9%
Landstar System, Inc.	884	60,183
Union Pacific Corp.	611	59,591
		119,774
Semiconductors & Semiconductor Equipment - 0.4%
Marvell Technology Group Ltd.	4,498	59,688

Software - 3.5%
ANSYS, Inc.*(a)	650	60,197
Cadence Design Systems, Inc.*(a)	2,353	60,072
Intuit, Inc.(a)	546	60,065
Mentor Graphics Corp.	2,262	59,807
Symantec Corp.	2,392	60,039
Synopsys, Inc.*	1,014	60,181
Tyler Technologies, Inc.*	351	60,102
VMware, Inc., Class A*	819	60,074
		480,537
Specialty Retail - 1.3%
AutoZone, Inc.*(a)	78	59,930
Murphy USA, Inc.*	845	60,299
Sally Beauty Holdings, Inc.*	2,314	59,424
		179,653
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.(a)	676	58,616

Tobacco - 0.9%
Altria Group, Inc.	949	60,005
Reynolds American, Inc.	1,274	60,069
		120,074
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc., Class A	819	60,123
W.W. Grainger, Inc.(a)	273	61,381
Watsco, Inc.	429	60,446
		181,950
Water Utilities - 0.4%
American Water Works Co., Inc.(a)	806	60,321

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	1,287	60,129

TOTAL COMMON STOCKS (Cost $11,309,492)		12,012,269

TOTAL LONG POSITIONS (Cost $11,309,492)		12,012,269

SHORT POSITIONS - (90.1)%

COMMON STOCKS - (89.6)%

Aerospace & Defense - (0.4)%
Esterline Technologies Corp.*	(806)	(61,288)

Air Freight & Logistics - (0.4)%
XPO Logistics, Inc.*	(1,664)	(61,019)

Airlines - (2.2)%
Alaska Air Group, Inc.	(936)	(61,645)
American Airlines Group, Inc.	(1,677)	(61,395)
JetBlue Airways Corp.*	(3,562)	(61,409)
Southwest Airlines Co.	(1,586)	(61,679)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
United Continental Holdings, Inc.*	(1,170)	(61,390)
		(307,518)
Auto Components - (2.7)%
BorgWarner, Inc.	(1,755)	(61,741)
Dana, Inc.	(3,952)	(61,612)
Delphi Automotive plc	(871)	(62,120)
Goodyear Tire & Rubber Co. (The)	(1,911)	(61,725)
Lear Corp.	(507)	(61,458)
Tenneco, Inc.*	(1,053)	(61,358)
		(370,014)
Automobiles - (0.9)%
Ford Motor Co.	(5,096)	(61,509)
General Motors Co.	(1,937)	(61,538)
		(123,047)
Banks - (5.0)%
Bank of America Corp.	(3,952)	(61,849)
Bank of the Ozarks, Inc.	(1,612)	(61,901)
BOK Financial Corp.	(897)	(61,866)
CIT Group, Inc.	(1,703)	(61,819)
Citigroup, Inc.	(1,300)	(61,399)
Cullen/Frost Bankers, Inc.	(858)	(61,724)
East West Bancorp, Inc.	(1,677)	(61,563)
PacWest Bancorp	(1,430)	(61,361)
Prosperity Bancshares, Inc.	(1,118)	(61,367)
SVB Financial Group*	(559)	(61,792)
Western Alliance Bancorp*	(1,651)	(61,978)
		(678,619)
Biotechnology - (5.8)%
ACADIA Pharmaceuticals, Inc.*	(1,911)	(60,789)
Alexion Pharmaceuticals, Inc.*	(507)	(62,128)
Alnylam Pharmaceuticals, Inc.*	(897)	(60,799)
Amgen, Inc.	(364)	(60,719)
Celgene Corp.*	(585)	(61,150)
Juno Therapeutics, Inc.*	(2,028)	(60,860)
Kite Pharma, Inc.*	(1,079)	(60,273)
Neurocrine Biosciences, Inc.*	(1,196)	(60,565)
Regeneron Pharmaceuticals, Inc.*	(156)	(62,715)
Seattle Genetics, Inc.*	(1,144)	(61,787)
TESARO, Inc.*	(611)	(61,247)
Ultragenyx Pharmaceutical, Inc.*	(858)	(60,867)
Vertex Pharmaceuticals, Inc.*	(702)	(61,221)
		(795,120)
Capital Markets - (8.6)%
Affiliated Managers Group, Inc.*	(429)	(62,076)
Ameriprise Financial, Inc.	(624)	(62,256)
BlackRock, Inc.	(169)	(61,256)
Charles Schwab Corp. (The)	(1,963)	(61,972)
E*TRADE Financial Corp.*	(2,106)	(61,327)
Eaton Vance Corp.	(1,586)	(61,933)
Franklin Resources, Inc.	(1,742)	(61,963)
Goldman Sachs Group, Inc. (The)	(377)	(60,799)
Invesco Ltd.	(1,989)	(62,196)
Janus Capital Group, Inc.	(4,420)	(61,924)
Legg Mason, Inc.	(1,846)	(61,804)
LPL Financial Holdings, Inc.	(2,093)	(62,602)
Moody's Corp.	(572)	(61,936)
Morgan Stanley	(1,937)	(62,100)
NorthStar Asset Management Group, Inc.	(4,797)	(62,025)
State Street Corp.	(884)	(61,553)
Stifel Financial Corp.*	(1,599)	(61,482)
T. Rowe Price Group, Inc.	(923)	(61,380)
TD Ameritrade Holding Corp.	(1,755)	(61,846)
		(1,174,430)
Chemicals - (1.8)%
Albemarle Corp.	(728)	(62,237)
Huntsman Corp.	(3,835)	(62,395)
Platform Specialty Products Corp.*	(7,605)	(61,677)
Westlake Chemical Corp.	(1,144)	(61,204)
		(247,513)
Commercial Services & Supplies - (0.5)%
R.R. Donnelley & Sons Co.	(3,939)	(61,921)

Communications Equipment - (0.5)%
CommScope Holding Co., Inc.*	(2,054)	(61,846)

Construction & Engineering - (1.8)%
AECOM*	(2,080)	(61,838)
Chicago Bridge & Iron Co. NV	(2,223)	(62,311)
Fluor Corp.	(1,209)	(62,046)
KBR, Inc.	(4,082)	(61,761)
		(247,956)
Consumer Finance - (1.8)%
Capital One Financial Corp.	(858)	(61,630)
Navient Corp.	(4,225)	(61,136)
SLM Corp.*	(8,242)	(61,568)
Synchrony Financial	(2,210)	(61,880)
		(246,214)
Containers & Packaging - (0.9)%
Owens-Illinois, Inc.*	(3,341)	(61,441)
WestRock Co.	(1,274)	(61,764)
		(123,205)
Diversified Financial Services - (0.9)%
Leucadia National Corp.	(3,224)	(61,385)
Voya Financial, Inc.	(2,132)	(61,444)
		(122,829)
Diversified Telecommunication Services - (0.4)%
Frontier Communications Corp.	(14,599)	(60,732)

Electric Utilities - (0.5)%
FirstEnergy Corp.	(1,859)	(61,496)

Electrical Equipment - (0.4)%
Sensata Technologies Holding NV*	(1,573)	(61,001)

Electronic Equipment, Instruments & Components - (2.3)%
Belden, Inc.	(897)	(61,884)
Cognex Corp.	(1,157)	(61,159)
IPG Photonics Corp.*	(754)	(62,092)
Universal Display Corp.*	(1,131)	(62,782)
Zebra Technologies Corp., Class A*	(884)	(61,535)
		(309,452)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Energy Equipment & Services - (1.8)%
Diamond Offshore Drilling, Inc.	(3,510)	(61,811)
Nabors Industries Ltd.	(5,031)	(61,177)
Transocean Ltd.*	(5,824)	(62,084)
Weatherford International plc*	(10,816)	(60,786)
		(245,858)
Equity Real Estate Investment Trusts (REITs) - (0.4)%
Weyerhaeuser Co.	(1,924)	(61,453)

Food Products - (0.5)%
Darling Ingredients, Inc.*	(4,550)	(61,470)

Gas Utilities - (1.3)%
National Fuel Gas Co.	(1,131)	(61,153)
UGI Corp.	(1,352)	(61,164)
WGL Holdings, Inc.	(988)	(61,948)
		(184,265)
Health Care Equipment & Supplies - (0.9)%
Align Technology, Inc.*	(650)	(60,938)
DENTSPLY SIRONA, Inc.	(1,040)	(61,807)
		(122,745)
Health Care Providers & Services - (0.9)%
Brookdale Senior Living, Inc.*	(3,510)	(61,250)
Tenet Healthcare Corp.*	(2,743)	(62,156)
		(123,406)
Hotels, Restaurants & Leisure - (1.8)%
Las Vegas Sands Corp.	(1,079)	(62,086)
MGM Resorts International*	(2,379)	(61,925)
Norwegian Cruise Line Holdings Ltd.*	(1,625)	(61,263)
Wynn Resorts Ltd.	(624)	(60,790)
		(246,064)
Household Durables - (1.8)%
CalAtlantic Group, Inc.	(1,833)	(61,295)
Harman International Industries, Inc.	(728)	(61,480)
Tempur Sealy International, Inc.*	(1,105)	(62,698)
Whirlpool Corp.	(377)	(61,134)
		(246,607)
Independent Power and Renewable Electricity Producers - (1.3)%
AES Corp.	(4,771)	(61,307)
Calpine Corp.*	(4,862)	(61,456)
NRG Energy, Inc.	(5,512)	(61,790)
		(184,553)
Insurance - (3.6)%
AmTrust Financial Services, Inc.	(2,301)	(61,736)
CNO Financial Group, Inc.	(4,082)	(62,332)
Lincoln National Corp.	(1,313)	(61,685)
MetLife, Inc.	(1,391)	(61,802)
Primerica, Inc.	(1,157)	(61,356)
Principal Financial Group, Inc.	(1,196)	(61,606)
Prudential Financial, Inc.	(754)	(61,564)
Unum Group	(1,755)	(61,969)
		(494,050)
Internet & Direct Marketing Retail - (2.2)%
Amazon.com, Inc.*	(78)	(65,310)
Groupon, Inc.*	(11,973)	(61,661)
Netflix, Inc.*	(624)	(61,495)
Priceline Group, Inc. (The)*	(39)	(57,388)
TripAdvisor, Inc.*	(975)	(61,601)
		(307,455)
Internet Software & Services - (0.9)%
Twitter, Inc.*	(2,665)	(61,428)
Yelp, Inc.*	(1,482)	(61,800)
		(123,228)
IT Services - (2.2)%
Computer Sciences Corp.	(1,170)	(61,086)
EPAM Systems, Inc.*	(884)	(61,270)
MAXIMUS, Inc.	(1,079)	(61,028)
WEX, Inc.*	(572)	(61,827)
Xerox Corp.	(6,084)	(61,631)
		(306,842)
Leisure Products - (0.5)%
Brunswick Corp.	(1,261)	(61,512)

Machinery - (4.5)%
Colfax Corp.*	(1,963)	(61,697)
ITT, Inc.	(1,716)	(61,502)
Middleby Corp. (The)*	(494)	(61,068)
Nordson Corp.	(624)	(62,169)
Pentair plc	(962)	(61,799)
Terex Corp.	(2,444)	(62,102)
Timken Co. (The)	(1,755)	(61,671)
Trinity Industries, Inc.	(2,561)	(61,925)
WABCO Holdings, Inc.*	(546)	(61,987)
Woodward, Inc.	(988)	(61,730)
		(617,650)
Marine - (0.5)%
Kirby Corp.*	(1,014)	(63,030)

Media - (2.3)%
Lions Gate Entertainment Corp.	(3,055)	(61,069)
News Corp., Class A	(4,420)	(61,791)
TEGNA, Inc.	(2,860)	(62,520)
Tribune Media Co., Class A	(1,677)	(61,244)
Viacom, Inc., Class B	(1,638)	(62,408)
		(309,032)
Metals & Mining - (1.3)%
Alcoa, Inc.	(6,123)	(62,087)
Freeport-McMoRan, Inc.	(5,551)	(60,284)
United States Steel Corp.	(3,224)	(60,805)
		(183,176)
Multi-Utilities - (1.3)%
CenterPoint Energy, Inc.	(2,639)	(61,304)
Sempra Energy	(572)	(61,313)
Vectren Corp.	(1,222)	(61,344)
		(183,961)
Oil, Gas & Consumable Fuels - (4.0)%
Anadarko Petroleum Corp.	(975)	(61,776)
Chesapeake Energy Corp.*	(9,828)	(61,622)
CONSOL Energy, Inc.	(3,211)	(61,651)
Devon Energy Corp.	(1,404)	(61,930)
Marathon Oil Corp.	(3,861)	(61,042)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Murphy Oil Corp.	(2,015)	(61,256)
Targa Resources Corp.	(1,248)	(61,289)
Whiting Petroleum Corp.*	(7,020)	(61,355)
Williams Cos., Inc. (The)	(2,002)	(61,522)
		(553,443)
Paper & Forest Products - (0.5)%
Louisiana-Pacific Corp.*	(3,289)	(61,932)

Pharmaceuticals - (0.9)%
Jazz Pharmaceuticals plc*	(507)	(61,590)
Mallinckrodt plc*	(884)	(61,686)
		(123,276)
Real Estate Management & Development - (0.9)%
CBRE Group, Inc., Class A*	(2,184)	(61,108)
Jones Lang LaSalle, Inc.	(533)	(60,650)
		(121,758)
Road & Rail - (1.4)%
Avis Budget Group, Inc.*	(1,794)	(61,373)
Genesee & Wyoming, Inc., Class A*	(897)	(61,848)
Ryder System, Inc.	(936)	(61,729)
		(184,950)
Semiconductors & Semiconductor Equipment - (5.4)%
Advanced Micro Devices, Inc.*	(8,957)	(61,893)
Applied Materials, Inc.	(2,041)	(61,536)
Broadcom Ltd.	(351)	(60,555)
Cavium, Inc.*	(1,066)	(62,041)
Cypress Semiconductor Corp.	(5,044)	(61,335)
Integrated Device Technology, Inc.*	(2,691)	(62,162)
Microchip Technology, Inc.	(988)	(61,394)
NVIDIA Corp.	(897)	(61,462)
ON Semiconductor Corp.*	(4,979)	(61,341)
Qorvo, Inc.*	(1,105)	(61,593)
Skyworks Solutions, Inc.	(819)	(62,359)
Synaptics, Inc.*	(1,053)	(61,685)
		(739,356)
Software - (2.3)%
FireEye, Inc.*	(4,225)	(62,234)
Manhattan Associates, Inc.*	(1,066)	(61,423)
Splunk, Inc.*	(1,053)	(61,790)
Tableau Software, Inc., Class A*	(1,118)	(61,792)
Workday, Inc., Class A*	(676)	(61,982)
		(309,221)
Specialty Retail - (2.3)%
American Eagle Outfitters, Inc.	(3,445)	(61,528)
CarMax, Inc.*	(1,170)	(62,419)
GameStop Corp., Class A	(2,236)	(61,691)
Gap, Inc. (The)	(2,769)	(61,583)
Lithia Motors, Inc., Class A	(650)	(62,088)
		(309,309)
Technology Hardware, Storage & Peripherals - (0.5)%
NCR Corp.*	(1,911)	(61,515)

Textiles, Apparel & Luxury Goods - (1.3)%
Kate Spade & Co.*	(3,549)	(60,794)
Ralph Lauren Corp.	(611)	(61,797)
Under Armour, Inc., Class A*	(1,586)	(61,346)
		(183,937)
Trading Companies & Distributors - (1.8)%
Air Lease Corp.	(2,158)	(61,676)
HD Supply Holdings, Inc.*	(1,937)	(61,945)
United Rentals, Inc.*	(793)	(62,243)
WESCO International, Inc.*	(1,001)	(61,551)
		(247,415)
Wireless Telecommunication Services - (0.5)%
Telephone & Data Systems, Inc.	(2,262)	(61,481)

TOTAL COMMON STOCKS (Proceeds $(12,544,313))		(12,259,170)

MASTER LIMITED PARTNERSHIP - (0.5)%

Capital Markets - (0.5)%
Lazard Ltd. Class A (Proceeds $(74,682))	(1,703)	(61,921)

TOTAL SHORT POSITIONS (Proceeds $(12,618,995))		(12,321,091)

Total Investments - (2.3)% (Cost $(1,309,503))		(308,822)
Other Assets Less Liabilities - 102.3%		13,993,759
Net assets - 100.0%		13,684,937

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $5,881,944.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,117,761
Aggregate gross unrealized depreciation	(1,115,839)
Net unrealized appreciation	$1,922
Federal income tax cost of investments	$(310,744)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
1,385,726	USD	10/04/2017	Morgan Stanley	0.95%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$279,722
(1,289,675)	USD	10/04/2017	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(1))	0.28%	(61,554)
						$218,168

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)

LONG POSITIONS - 97.5%

COMMON STOCKS - 83.7%

Automobiles - 1.9%
Ford Motor Co.(a)	2,991	36,101
General Motors Co.	1,224	38,887
		74,988
Banks - 2.9%
PacWest Bancorp	888	38,104
People's United Financial, Inc.	2,364	37,398
Umpqua Holdings Corp.	2,532	38,107
		113,609
Biotechnology - 1.0%
AbbVie, Inc.(a)	618	38,977

Chemicals - 2.9%
CF Industries Holdings, Inc.(a)	1,548	37,694
Mosaic Co. (The)	1,554	38,011
Olin Corp.	1,872	38,413
		114,118
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc.	1,983	36,011

Containers & Packaging - 1.0%
International Paper Co.	789	37,856

Diversified Telecommunication Services - 3.9%
AT&T, Inc.	936	38,011
CenturyLink, Inc.(a)	1,377	37,771
Frontier Communications Corp.	9,054	37,665
Verizon Communications, Inc.	732	38,049
		151,496
Electric Utilities - 9.7%
ALLETE, Inc.(a)	648	38,634
American Electric Power Co., Inc.	594	38,141
Duke Energy Corp.(a)	480	38,419
Entergy Corp.(a)	480	36,830
Exelon Corp.(a)	1,083	36,053
Great Plains Energy, Inc.	1,413	38,561
Hawaiian Electric Industries, Inc.	1,239	36,984
OGE Energy Corp.	1,236	39,082
PPL Corp.	1,104	38,165
Southern Co. (The)	702	36,013
		376,882
Electrical Equipment - 1.0%
Emerson Electric Co.(a)	714	38,920

Energy Equipment & Services - 1.0%
Helmerich & Payne, Inc.	567	38,159

Equity Real Estate Investment Trusts (REITs) - 11.6%
Columbia Property Trust, Inc.	1,695	37,951
Gaming and Leisure Properties, Inc.	1,074	35,925
HCP, Inc.	981	37,229
Hospitality Properties Trust	1,206	35,842
Host Hotels & Resorts, Inc.	2,436	37,929
LaSalle Hotel Properties	1,581	37,738
Medical Properties Trust, Inc.	2,535	37,442
Omega Healthcare Investors, Inc.	1,059	37,542
RLJ Lodging Trust	1,812	38,106
Senior Housing Properties Trust	1,656	37,608
Spirit Realty Capital, Inc.	2,952	39,350
W.P. Carey, Inc.	585	37,750
		450,412
Food Products - 2.0%
B&G Foods, Inc.	783	38,508
Flowers Foods, Inc.	2,532	38,284
		76,792
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	666	38,322
Six Flags Entertainment Corp.	714	38,277
		76,599
Household Durables - 1.0%
Tupperware Brands Corp.	615	40,203

Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.(a)	3,021	38,820

Insurance - 3.0%
MetLife, Inc.	861	38,254
Old Republic International Corp.	2,166	38,165
Prudential Financial, Inc.	483	39,437
		115,856
IT Services - 1.0%
International Business Machines Corp.	237	37,648

Leisure Products - 0.9%
Mattel, Inc.	1,185	35,882

Machinery - 1.0%
Caterpillar, Inc.(a)	432	38,349

Media - 1.9%
Regal Entertainment Group, Class A	1,695	36,866
Viacom, Inc., Class B	1,014	38,634
		75,500
Mortgage Real Estate Investment Trusts (REITs) - 2.9%
Blackstone Mortgage Trust, Inc., Class A	1,296	38,167
Chimera Investment Corp.(a)	2,307	36,797
Starwood Property Trust, Inc.	1,674	37,698
		112,662
Multiline Retail - 2.0%
Kohl's Corp.	855	37,406
Macy's, Inc.	1,041	38,569
		75,975
Multi-Utilities - 5.8%
Ameren Corp.	774	38,065
CenterPoint Energy, Inc.(a)	1,644	38,190
Consolidated Edison, Inc.(a)	480	36,144
Dominion Resources, Inc.(a)	483	35,873
NorthWestern Corp.	663	38,143

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Public Service Enterprise Group, Inc.	897	37,557
		223,972
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.(a)	375	38,595
Exxon Mobil Corp.	438	38,229
Occidental Petroleum Corp.	501	36,533
ONEOK, Inc.	744	38,234
Plains GP Holdings LP, Class A	2,976	38,509
Spectra Energy Corp.	885	37,834
Targa Resources Corp.	774	38,011
Valero Energy Corp.	690	36,570
Western Refining, Inc.	1,455	38,499
Williams Cos., Inc. (The)	1,239	38,075
		379,089
Pharmaceuticals - 1.0%
Pfizer, Inc.	1,125	38,104

Semiconductors & Semiconductor Equipment - 1.0%
Cypress Semiconductor Corp.	3,129	38,049

Specialty Retail - 3.0%
GameStop Corp., Class A	1,386	38,240
Gap, Inc. (The)	1,716	38,164
Staples, Inc.	4,494	38,423
		114,827
Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp.	648	37,889

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.(a)	1,002	36,633

Tobacco - 3.8%
Altria Group, Inc.	572	36,167
Philip Morris International, Inc.	381	37,041
Reynolds American, Inc.	813	38,333
Vector Group Ltd.	1,770	38,108
		149,649
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	480	39,955

TOTAL COMMON STOCKS (Cost $3,073,917)		3,253,881

MASTER LIMITED PARTNERSHIPS - 13.8%

Gas Utilities - 1.0%
AmeriGas Partners LP	840	38,354

Industrial Conglomerates - 0.9%
Icahn Enterprises LP	723	36,548

Oil, Gas & Consumable Fuels - 11.9%
Buckeye Partners LP(a)	534	38,234
DCP Midstream Partners LP(a)	1,074	37,945
Enbridge Energy Partners LP(a)	1,509	38,374
Energy Transfer Partners LP(a)	963	35,631
EnLink Midstream Partners LP(a)	2,154	38,147
Genesis Energy LP	1,056	40,096
NuStar Energy LP	798	39,565
ONEOK Partners LP	963	38,472
Plains All American Pipeline LP	1,215	38,163
Sunoco LP	1,329	38,554
TC PipeLines LP	666	37,982
Williams Partners LP	1,074	39,942
		461,105
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $493,582)		536,007

TOTAL LONG POSITIONS (Cost $3,567,499)		3,789,888

SHORT POSITIONS - (48.9)%

COMMON STOCKS - (47.7)%

Aerospace & Defense - (0.5)%
Spirit AeroSystems Holdings, Inc., Class A*	(216)	(9,621)
TransDigm Group, Inc.*	(33)	(9,541)
		(19,162)
Airlines - (0.2)%
United Continental Holdings, Inc.*	(180)	(9,445)

Banks - (2.0)%
Citigroup, Inc.	(201)	(9,493)
First Republic Bank	(129)	(9,947)
PrivateBancorp, Inc.	(207)	(9,505)
Signature Bank*	(81)	(9,595)
SVB Financial Group*	(87)	(9,617)
Western Alliance Bancorp*	(249)	(9,348)
Wintrust Financial Corp.	(174)	(9,669)
Zions Bancorp	(315)	(9,771)
		(76,945)
Beverages - (0.2)%
Monster Beverage Corp.*	(63)	(9,249)

Capital Markets - (3.0)%
Affiliated Managers Group, Inc.*	(66)	(9,550)
American Capital Ltd.*	(582)	(9,842)
Charles Schwab Corp. (The)	(303)	(9,566)
E*TRADE Financial Corp.*	(327)	(9,522)
FactSet Research Systems, Inc.	(57)	(9,240)
Intercontinental Exchange, Inc.	(36)	(9,697)
MarketAxess Holdings, Inc.	(60)	(9,935)
Morningstar, Inc.	(123)	(9,750)
MSCI, Inc.	(111)	(9,317)
Nasdaq, Inc.	(141)	(9,523)
S&P Global, Inc.	(78)	(9,872)
SEI Investments Co.	(210)	(9,578)
		(115,392)
Chemicals - (0.2)%
W.R. Grace & Co.	(126)	(9,299)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Commercial Services & Supplies - (0.3)%
Stericycle, Inc.*	(120)	(9,617)

Construction & Engineering - (0.2)%
Jacobs Engineering Group, Inc.*	(183)	(9,465)

Construction Materials - (0.2)%
Eagle Materials, Inc.	(117)	(9,044)

Consumer Finance - (1.0)%
Ally Financial, Inc.	(480)	(9,346)
OneMain Holdings, Inc.*	(309)	(9,563)
SLM Corp.*	(1,341)	(10,017)
Synchrony Financial	(345)	(9,660)
		(38,586)
Containers & Packaging - (0.7)%
Berry Plastics Group, Inc.*	(210)	(9,208)
Crown Holdings, Inc.*	(168)	(9,591)
Owens-Illinois, Inc.*	(525)	(9,655)
		(28,454)
Distributors - (0.2)%
LKQ Corp.*	(264)	(9,361)

Diversified Consumer Services - (0.2)%
ServiceMaster Global Holdings, Inc.*	(282)	(9,498)

Diversified Financial Services - (0.7)%
Berkshire Hathaway, Inc., Class B*	(63)	(9,102)
Leucadia National Corp.	(501)	(9,539)
Voya Financial, Inc.	(330)	(9,510)
		(28,151)
Diversified Telecommunication Services - (1.5)%
Level 3 Communications, Inc.*	(411)	(19,062)
SBA Communications Corp., Class A*	(171)	(19,179)
Zayo Group Holdings, Inc.*	(642)	(19,074)
		(57,315)
Electric Utilities - (3.0)%
Alliant Energy Corp.	(252)	(9,654)
Edison International	(138)	(9,970)
Eversource Energy	(183)	(9,915)
FirstEnergy Corp.	(300)	(9,924)
IDACORP, Inc.	(120)	(9,394)
ITC Holdings Corp.	(207)	(9,621)
NextEra Energy, Inc.	(81)	(9,908)
PG&E Corp.	(162)	(9,910)
Pinnacle West Capital Corp.	(132)	(10,031)
Portland General Electric Co.	(228)	(9,711)
Westar Energy, Inc.	(174)	(9,874)
Xcel Energy, Inc.	(231)	(9,503)
		(117,415)
Energy Equipment & Services - (1.3)%
Baker Hughes, Inc.	(201)	(10,144)
FMC Technologies, Inc.*	(339)	(10,058)
Halliburton Co.	(222)	(9,963)
National Oilwell Varco, Inc.	(258)	(9,479)
Patterson-UTI Energy, Inc.	(426)	(9,530)
		(49,174)
Equity Real Estate Investment Trusts (REITs) - (0.8)%
American Homes 4 Rent, Class A	(459)	(9,933)
Equity Commonwealth*	(318)	(9,610)
Forest City Realty Trust, Inc., Class A	(426)	(9,853)
		(29,396)
Food & Staples Retailing - (0.8)%
Casey's General Stores, Inc.	(81)	(9,732)
Rite Aid Corp.*	(1,281)	(9,851)
Sprouts Farmers Market, Inc.*	(462)	(9,540)
		(29,123)
Food Products - (1.5)%
Blue Buffalo Pet Products, Inc.*	(396)	(9,409)
Hain Celestial Group, Inc. (The)*	(267)	(9,500)
Post Holdings, Inc.*	(123)	(9,492)
TreeHouse Foods, Inc.*	(111)	(9,678)
Tyson Foods, Inc., Class A	(129)	(9,632)
WhiteWave Foods Co. (The)*	(174)	(9,471)
		(57,182)
Gas Utilities - (2.3)%
Atmos Energy Corp.	(129)	(9,607)
National Fuel Gas Co.	(183)	(9,895)
New Jersey Resources Corp.	(285)	(9,365)
ONE Gas, Inc.	(156)	(9,647)
Piedmont Natural Gas Co., Inc.	(162)	(9,726)
Southwest Gas Corp.	(138)	(9,641)
Spire, Inc.	(159)	(10,135)
UGI Corp.	(222)	(10,043)
WGL Holdings, Inc.	(153)	(9,593)
		(87,652)
Health Care Equipment & Supplies - (0.5)%
Boston Scientific Corp.*	(405)	(9,639)
Intuitive Surgical, Inc.*	(12)	(8,698)
		(18,337)
Health Care Providers & Services - (0.5)%
Express Scripts Holding Co.*	(132)	(9,310)
HCA Holdings, Inc.*	(126)	(9,529)
		(18,839)
Hotels, Restaurants & Leisure - (1.0)%
Chipotle Mexican Grill, Inc.*	(24)	(10,164)
Hyatt Hotels Corp., Class A*	(192)	(9,450)
MGM Resorts International*	(369)	(9,605)
Panera Bread Co., Class A*	(45)	(8,763)
		(37,982)
Household Durables - (1.0)%
Mohawk Industries, Inc.*	(45)	(9,015)
NVR, Inc.*	(6)	(9,839)
Tempur Sealy International, Inc.*	(171)	(9,703)
Toll Brothers, Inc.*	(309)	(9,227)
		(37,784)
Household Products - (0.2)%
HRG Group, Inc.*	(606)	(9,514)

Independent Power and Renewable Electricity Producers - (0.5)%
Calpine Corp.*	(774)	(9,783)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
NRG Energy, Inc.	(888)	(9,955)
		(19,738)
Insurance - (1.4)%
Alleghany Corp.*	(18)	(9,450)
Brown & Brown, Inc.	(252)	(9,503)
Loews Corp.	(228)	(9,382)
Markel Corp.*	(9)	(8,359)
Torchmark Corp.	(150)	(9,584)
W.R. Berkley Corp.	(159)	(9,184)
		(55,462)
Internet & Direct Marketing Retail - (1.0)%
Amazon.com, Inc.*	(12)	(10,048)
Netflix, Inc.*	(102)	(10,052)
Priceline Group, Inc. (The)*	(6)	(8,829)
TripAdvisor, Inc.*	(156)	(9,856)
		(38,785)
Internet Software & Services - (0.8)%
Alphabet, Inc., Class A*	(12)	(9,649)
Facebook, Inc., Class A*	(78)	(10,005)
Yahoo!, Inc.*	(225)	(9,697)
		(29,351)
IT Services - (0.2)%
PayPal Holdings, Inc.*	(234)	(9,587)

Machinery - (0.2)%
Middleby Corp. (The)*	(75)	(9,272)

Media - (1.3)%
Charter Communications, Inc.*	(36)	(9,719)
Discovery Communications, Inc., Class A*	(378)	(10,176)
DISH Network Corp., Class A*	(180)	(9,860)
Liberty Broadband Corp.*	(141)	(9,893)
Live Nation Entertainment, Inc.*	(348)	(9,563)
		(49,211)
Metals & Mining - (0.5)%
Freeport-McMoRan, Inc.	(861)	(9,351)
Newmont Mining Corp.	(249)	(9,783)
		(19,134)
Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(117)	(9,235)

Multi-Utilities - (2.3)%
Black Hills Corp.	(165)	(10,101)
CMS Energy Corp.	(237)	(9,957)
DTE Energy Co.	(99)	(9,273)
MDU Resources Group, Inc.	(390)	(9,922)
NiSource, Inc.	(402)	(9,692)
SCANA Corp.	(135)	(9,770)
Sempra Energy	(87)	(9,326)
Vectren Corp.	(195)	(9,789)
WEC Energy Group, Inc.	(165)	(9,880)
		(87,710)
Oil, Gas & Consumable Fuels - (8.9)%
Anadarko Petroleum Corp.	(150)	(9,504)
Antero Resources Corp.*	(357)	(9,621)
Apache Corp.	(147)	(9,389)
Cabot Oil & Gas Corp.	(384)	(9,907)
Cheniere Energy, Inc.*	(228)	(9,941)
Chesapeake Energy Corp.*	(1,518)	(9,518)
Cimarex Energy Co.	(72)	(9,675)
Concho Resources, Inc.*	(69)	(9,477)
ConocoPhillips	(219)	(9,520)
CONSOL Energy, Inc.	(501)	(9,619)
Devon Energy Corp.	(222)	(9,792)
Diamondback Energy, Inc.*	(96)	(9,268)
Energen Corp.	(168)	(9,697)
EOG Resources, Inc.	(99)	(9,574)
EQT Corp.	(126)	(9,150)
Gulfport Energy Corp.*	(330)	(9,323)
Hess Corp.	(180)	(9,652)
Kinder Morgan, Inc.	(417)	(9,645)
Laredo Petroleum, Inc.*	(744)	(9,598)
Marathon Oil Corp.	(600)	(9,486)
Marathon Petroleum Corp.	(237)	(9,620)
Newfield Exploration Co.*	(228)	(9,909)
Noble Energy, Inc.	(276)	(9,864)
Parsley Energy, Inc., Class A*	(285)	(9,550)
PDC Energy, Inc.*	(144)	(9,657)
Phillips 66	(126)	(10,149)
Pioneer Natural Resources Co.	(54)	(10,025)
QEP Resources, Inc.	(516)	(10,078)
Range Resources Corp.	(252)	(9,765)
Rice Energy, Inc.*	(366)	(9,556)
RSP Permian, Inc.*	(246)	(9,540)
SM Energy Co.	(240)	(9,259)
Southwestern Energy Co.*	(660)	(9,134)
Tesoro Corp.	(120)	(9,547)
World Fuel Services Corp.	(213)	(9,853)
WPX Energy, Inc.*	(708)	(9,339)
		(346,201)
Paper & Forest Products - (0.3)%
Louisiana-Pacific Corp.*	(510)	(9,603)

Personal Products - (0.2)%
Edgewell Personal Care Co.*	(120)	(9,542)

Professional Services - (0.5)%
TransUnion*	(279)	(9,625)
Verisk Analytics, Inc.*	(114)	(9,266)
		(18,891)
Real Estate Management & Development - (1.0)%
CBRE Group, Inc., Class A*	(321)	(8,982)
Howard Hughes Corp. (The)*	(84)	(9,618)
Jones Lang LaSalle, Inc.	(81)	(9,217)
Realogy Holdings Corp.	(357)	(9,232)
		(37,049)
Software - (0.5)%
Adobe Systems, Inc.*	(93)	(10,094)
salesforce.com, Inc.*	(135)	(9,630)
		(19,724)
Specialty Retail - (1.7)%
AutoNation, Inc.*	(201)	(9,791)
AutoZone, Inc.*	(12)	(9,220)
Burlington Stores, Inc.*	(117)	(9,479)
CarMax, Inc.*	(183)	(9,763)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value ($)
Michaels Cos., Inc. (The)*	(396)	(9,571)
O'Reilly Automotive, Inc.*	(33)	(9,244)
Ulta Salon Cosmetics & Fragrance, Inc.*	(39)	(9,281)
		(66,349)
Textiles, Apparel & Luxury Goods - (0.2)%
Under Armour, Inc., Class A*	(231)	(8,935)

Thrifts & Mortgage Finance - (0.5)%
MGIC Investment Corp.*	(1,188)	(9,504)
Radian Group, Inc.	(702)	(9,512)
		(19,016)
Trading Companies & Distributors - (0.5)%
HD Supply Holdings, Inc.*	(300)	(9,594)
United Rentals, Inc.*	(120)	(9,419)
		(19,013)
Water Utilities - (0.5)%
American Water Works Co., Inc.	(129)	(9,655)
Aqua America, Inc.	(315)	(9,601)
		(19,256)
Wireless Telecommunication Services - (0.5)%
Telephone & Data Systems, Inc.	(702)	(19,080)

TOTAL COMMON STOCKS (Proceeds $(1,764,103))		(1,851,525)

MASTER LIMITED PARTNERSHIPS - (1.2)%

Oil, Gas & Consumable Fuels - (1.2)%
Antero Midstream Partners LP	(357)	(9,532)
Boardwalk Pipeline Partners LP	(561)	(9,626)
EQT Midstream Partners LP	(126)	(9,600)
Phillips 66 Partners LP	(198)	(9,623)
Shell Midstream Partners LP	(297)	(9,528)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(50,905))		(47,909)

TOTAL SHORT POSITIONS (Proceeds $(1,815,008))		(1,899,434)

Total Investments - 48.6% (Cost $1,752,491)		1,890,454
Other Assets Less Liabilities - 51.4%		1,996,157
Net assets - 100.0%		3,886,611

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $838,050.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$341,183
Aggregate gross unrealized depreciation	(231,943)
Net unrealized appreciation	$109,240
Federal income tax cost of investments	$1,781,214

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

September 30, 2016 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their net asset value and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2016 for each fund based upon the three levels defined above:

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$2,146,268	$40,025	$—	$2,186,293
Liabilities:	(2,097,840)	(33,184)	—	(2,131,024)
Totals:	$48,428	$6,841	$—	$55,269
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,033,593	$21,340	$—	$1,054,933
Liabilities:	(1,032,018)	(22,922)	—	(1,054,940)
Totals:	$1,575	$(1,582)	$—	$(7)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,832,627	$33,582	$—	$1,866,209
Liabilities:	(1,816,100)	(39,647)	—	(1,855,747)
Totals:	$16,527	$(6,065)	$—	$10,462
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$12,012,269	$279,722	$—	$12,291,991
Liabilities:	(12,321,091)	(61,554)	—	(12,382,645)
Totals:	$(308,822)	$218,168	$—	$(90,654)
QuantShares Hedged Dividend Income Fund
Assets:	$3,789,888	$—	$—	$3,789,888
Liabilities:	(1,899,434)	—	—	(1,899,434)
Totals:	$1,890,454	$—	$—	$1,890,454

*	The tables above are based on market values or unrealized appreciation/ (depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended September 30, 2016, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of September 30, 2016, based on levels assigned to securities on June 30, 2016.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Short Sales

The Funds may enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended September 30, 2016:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$374,138	$(396,153)
QuantShares U.S. Market Neutral Value Fund	301,538	(307,674)
QuantShares U.S. Market Neutral Size Fund	316,564	(354,168)
QuantShares U.S. Market Neutral Anti-Beta Fund	2,111,496	(1,637,213)

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are ‘‘qualified publicly traded partnerships’’ for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 22, 2016

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 22, 2016